UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.7%
AAR Corp.	5,544	$170,201
Aerovironment, Inc. (a)	3,079	81,624
Astronics Corp. (a)	3,084	227,291
B/E Aerospace, Inc.	14,914	948,829
CPI Aerostructures, Inc. (a)	2,281	27,828
Cubic Corp.	3,267	169,133
Curtiss-Wright Corp.	6,896	509,890
Ducommun, Inc. (a)	1,874	48,537
Engility Holdings, Inc.	2,637	79,215
Esterline Technologies Corp. (a)	4,486	513,288
Exelis, Inc.	26,909	655,772
GenCorp, Inc. (a)	9,848	228,375
HEICO Corp.	682	41,650
HEICO Corp., Class A	7,676	380,269
Hexcel Corp.	13,978	718,749
Huntington Ingalls Industries, Inc.	7,147	1,001,652
Innovative Solutions & Support, Inc. (a)	4,600	17,480
KLX, Inc. (a)	7,457	287,393
Kratos Defense & Security Solutions, Inc. (a)	9,451	52,264
LMI Aerospace, Inc. (a)	2,720	33,211
Mantech International Corp., Class A	2,988	101,413
Moog, Inc., Class A (a)	5,963	447,523
Orbital ATK, Inc.	8,662	663,769
RBC Bearings, Inc.	3,523	269,650
Smith & Wesson Holding Corp. (a)	9,005	114,634
Spirit Aerosystems Holdings, Inc., Class A (a)	18,880	985,725
Sturm Ruger & Co., Inc.	3,052	151,471
Taser International, Inc. (a)	8,193	197,533
Teledyne Technologies, Inc. (a)	5,098	544,109
TransDigm Group, Inc.	7,289	1,594,250
Triumph Group, Inc.	7,519	449,035
VSE Corp.	644	52,731

		11,764,494

Alternative Energy — 0.1%
Aemetis, Inc. (a)	1,737	7,330
Amyris, Inc. (a)(b)	8,820	21,168
Ascent Solar Technologies, Inc. (a)	743	832
Enphase Energy, Inc. (a)	2,445	32,250
FuelCell Energy, Inc. (a)(b)	35,334	44,167
Green Plains Renewable Energy, Inc.	4,822	137,668
Ocean Power Technologies, Inc. (a)	3,549	1,704
Pattern Energy Group, Inc.	6,653	188,413
Plug Power, Inc. (a)(b)	24,367	63,111
Renewable Energy Group, Inc. (a)	1,264	11,654
REX American Resources Corp. (a)	798	48,526
Solazyme, Inc. (a)(b)	9,331	26,687
Common Stocks	Shares	Value

Alternative Energy (concluded)
SunPower Corp. (a)	6,581	$206,051

		789,561

Automobiles & Parts — 2.1%
Allison Transmission Holdings, Inc.	24,733	789,972
American Axle & Manufacturing Holdings, Inc. (a)	10,606	273,953
Autoliv, Inc.	12,880	1,516,878
Cooper Tire & Rubber Co.	8,084	346,318
Cooper-Standard Holding, Inc. (a)	2,037	120,590
Dana Holding Corp.	22,822	482,913
Dorman Products, Inc. (a)	4,690	233,327
Federal-Mogul Corp. (a)	4,284	57,020
Fuel Systems Solutions, Inc. (a)	2,169	23,946
Gentex Corp.	42,542	778,519
Gentherm, Inc. (a)	5,419	273,714
Lear Corp.	11,474	1,271,549
LKQ Corp. (a)	44,157	1,128,653
LoJack Corp. (a)	6,073	17,369
Modine Manufacturing Co. (a)	7,575	102,035
Motorcar Parts of America, Inc. (a)	2,943	81,786
Remy International, Inc.	4,763	105,786
Standard Motor Products, Inc.	3,134	132,443
Stoneridge, Inc. (a)	4,259	48,084
Strattec Security Corp.	573	42,310
Superior Industries International, Inc.	3,069	58,096
Tenneco, Inc. (a)	9,011	517,412
Tesla Motors, Inc. (a)	13,971	2,637,306
Titan International, Inc.	8,211	76,855
Tower International, Inc. (a)	2,094	55,700
TRW Automotive Holdings Corp. (a)	16,049	1,682,738
U.S. Auto Parts Network, Inc. (a)	7,139	15,492
Visteon Corp. (a)	6,503	626,889
WABCO Holdings, Inc. (a)	8,022	985,743

		14,483,396

Banks — 5.0%
1st Source Corp.	1,862	59,826
Ameriana Bancorp	1,956	31,883
American National Bankshares, Inc.	1,548	34,954
Ameris Bancorp	4,563	120,418
Ames National Corp.	1,856	46,122
Arrow Financial Corp.	2,224	60,382
Associated Banc-Corp	22,027	409,702
Astoria Financial Corp.	12,497	161,836
Banc of California, Inc.	4,690	57,734
Bancfirst Corp.	770	46,955
Bancorp of New Jersey, Inc.	2,128	24,876
The Bancorp, Inc. (a)	5,772	52,121
BancorpSouth, Inc.	12,027	279,267
Bank Mutual Corp.	7,238	52,982

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	1

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Bank of Hawaii Corp.	6,145	$376,135
The Bank of Kentucky Financial Corp.	1,025	50,276
Bank of Marin Bancorp	972	49,475
Bank of the Ozarks, Inc.	10,398	383,998
BankFinancial Corp.	4,459	58,591
BankUnited, Inc.	15,096	494,243
Banner Corp.	3,084	141,556
Bar Harbor Bankshares	1,355	44,105
BCB Bancorp, Inc.	2,823	34,271
Bear State Financial, Inc. (a)	2,595	25,665
Beneficial Bancorp, Inc. (a)	5,965	67,345
Berkshire Hills Bancorp, Inc.	3,819	105,786
BNC Bancorp	4,709	85,233
BofI Holding, Inc. (a)	2,046	190,360
BOK Financial Corp.	2,663	163,029
Boston Private Financial Holdings, Inc.	12,591	152,981
Bridge Bancorp, Inc.	2,106	54,398
Bridge Capital Holdings (a)	1,910	49,870
Brookline Bancorp, Inc.	10,701	107,545
Bryn Mawr Bank Corp.	2,602	79,127
California First National Bancorp	882	12,163
Camden National Corp.	1,176	46,852
Cape Bancorp, Inc.	3,648	34,875
Capital Bank Financial Corp., Class A (a)	4,254	117,453
Capital City Bank Group, Inc.	1,923	31,249
Capitol Federal Financial, Inc.	18,962	237,025
Cardinal Financial Corp.	4,985	99,600
Cascade Bancorp (a)	6,367	30,562
Cathay General Bancorp	10,973	312,182
Centerstate Banks, Inc.	6,618	78,820
Central Pacific Financial Corp.	4,655	106,925
Century Bancorp, Inc., Class A	627	24,892
Chemical Financial Corp.	4,344	136,228
Chicopee Bancorp, Inc.	2,061	34,790
Citizens & Northern Corp.	2,446	49,360
City Holding Co.	2,320	109,110
City National Corp.	6,907	615,276
Clifton Bancorp, Inc.	1,974	27,853
CNB Financial Corp.	2,402	40,882
CoBiz Financial, Inc.	5,743	70,754
Colony Bankcorp, Inc. (a)	463	3,750
Columbia Banking System, Inc.	7,682	222,548
Commerce Bancshares, Inc.	11,746	497,091
Community Bank Shares of Indiana, Inc.	148	4,138
Community Bank System, Inc.	6,000	212,340
Community Trust Bancorp, Inc.	2,381	78,954
CommunityOne Bancorp (a)	2,905	28,585
ConnectOne Bancorp, Inc.	2,856	55,578
Cullen/Frost Bankers, Inc.	7,719	533,228
Common Stocks	Shares	Value

Banks (continued)
CVB Financial Corp.	13,798	$219,940
Dime Community Bancshares, Inc.	4,654	74,929
Eagle Bancorp, Inc. (a)	3,780	145,152
East West Bancorp, Inc.	20,443	827,124
Eastern Virginia Bankshares, Inc.	2,546	15,938
Enterprise Bancorp, Inc.	1,296	27,540
Enterprise Financial Services Corp.	3,330	68,798
ESSA Bancorp, Inc.	1,863	23,884
Farmers Capital Bank Corp. (a)	1,489	34,619
Fidelity Southern Corp.	3,242	54,725
Financial Institutions, Inc.	2,187	50,148
First Bancorp, Inc.	2,216	38,669
First Bancorp, North Carolina	3,105	54,524
First BanCorp, Puerto Rico (a)	15,663	97,111
First Busey Corp.	11,407	76,313
First Citizens Banc Corp.	1,968	21,727
First Citizens BancShares, Inc., Class A	1,106	287,217
First Commonwealth Financial Corp.	13,854	124,686
First Community Bancshares, Inc.	2,730	47,857
First Connecticut Bancorp, Inc.	3,213	49,384
First Defiance Financial Corp.	1,535	50,379
First Financial Bancorp	8,783	156,425
First Financial Bankshares, Inc.	8,954	247,489
First Financial Corp.	1,437	51,574
First Financial Northwest, Inc.	2,894	35,741
First Horizon National Corp.	34,097	487,246
First Interstate Bancsystem, Inc.	2,988	83,126
First Merchants Corp.	5,448	128,246
First Midwest Bancorp, Inc.	11,044	191,834
First Niagara Financial Group, Inc.	52,329	462,588
The First of Long Island Corp.	2,237	57,043
First Republic Bank	18,853	1,076,318
First Security Group, Inc. (a)	15,167	36,401
First South Bancorp, Inc.	3,052	24,691
First United Corp. (a)	1,784	16,252
FirstMerit Corp.	23,503	447,967
Flagstar Bancorp, Inc. (a)	3,391	49,203
Flushing Financial Corp.	4,602	92,362
FNB Corp.	23,424	307,791
Fox Chase Bancorp, Inc.	2,566	43,186
Fulton Financial Corp.	26,155	322,753
German American Bancorp, Inc.	2,176	64,040
Glacier Bancorp, Inc.	10,789	271,343
Great Southern Bancorp, Inc.	1,408	55,461
Guaranty Bancorp	3,814	64,685
Hampton Roads Bankshares, Inc. (a)	11,270	21,300
Hancock Holding Co.	11,609	346,645
Hanmi Financial Corp.	5,135	108,605
Heartland Financial USA, Inc.	2,048	66,826
Heritage Commerce Corp.	4,396	40,135

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	2

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Heritage Financial Corp.	5,226	$88,842
HMN Financial, Inc. (a)	1,907	23,170
Home Bancorp, Inc.	1,779	37,839
Home BancShares, Inc.	8,404	284,812
Home Loan Servicing Solutions Ltd.	11,237	185,860
HomeTrust Bancshares, Inc. (a)	3,179	50,769
Horizon Bancorp	1,338	31,296
Hudson Valley Holding Corp.	2,386	60,986
Iberiabank Corp.	4,573	288,236
Independent Bank Corp./MA	3,467	152,097
Independent Bank Corp./MI	4,221	54,155
International Bancshares Corp.	8,105	210,973
Investors Bancorp, Inc.	50,255	588,989
Kearny Financial Corp. (a)	3,257	44,230
Lakeland Bancorp, Inc.	5,519	63,468
Lakeland Financial Corp.	2,532	102,749
LegacyTexas Financial Group, Inc.	5,686	129,243
Macatawa Bank Corp.	6,531	34,941
MainSource Financial Group, Inc.	3,542	69,565
MB Financial, Inc.	9,008	282,040
Mercantile Bank Corp.	2,713	53,039
Merchants Bancshares, Inc.	1,163	33,925
Metro Bancorp, Inc.	2,347	64,707
MidSouth Bancorp, Inc.	1,608	23,718
MidWestOne Financial Group, Inc.	1,520	43,822
MutualFirst Financial, Inc.	1,697	39,116
National Bank Holdings Corp., Class A	5,243	98,621
National Bankshares, Inc.	1,269	37,867
National Penn Bancshares, Inc.	16,473	177,414
NBT Bancorp, Inc.	6,330	158,630
New York Community Bancorp, Inc.	64,949	1,086,597
NewBridge Bancorp	5,756	51,344
Northfield Bancorp, Inc.	7,907	117,182
Northrim BanCorp, Inc.	1,270	31,166
Northwest Bancshares, Inc.	13,479	159,726
Norwood Financial Corp.	859	24,000
OceanFirst Financial Corp.	2,337	40,360
OFG Bancorp	7,031	114,746
Ohio Valley Banc Corp.	934	21,015
Old National Bancorp	14,444	204,960
Old Second Bancorp, Inc. (a)	5,393	30,848
Oritani Financial Corp.	6,327	92,058
Orrstown Financial Services, Inc. (a)	2,093	35,790
Pacific Continental Corp.	3,334	44,075
PacWest Bancorp	14,044	658,523
Park National Corp.	2,005	171,548
Park Sterling Corp.	9,934	70,531
Peapack Gladstone Financial Corp.	2,063	44,561
Penns Woods Bancorp, Inc.	1,050	51,355
Common Stocks	Shares	Value

Banks (continued)
Peoples Bancorp of North Carolina, Inc.	1,497	$27,979
Peoples Bancorp, Inc.	1,815	42,907
Peoples Financial Corp.	1,245	12,699
Pinnacle Financial Partners, Inc.	5,097	226,613
Popular, Inc. (a)	14,885	511,895
Porter Bancorp, Inc. (a)	1,044	867
Preferred Bank	2,659	73,043
PrivateBancorp, Inc.	10,307	362,497
Prosperity Bancshares, Inc.	8,313	436,266
Provident Financial Holdings, Inc.	1,737	27,775
Provident Financial Services, Inc.	7,911	147,540
Pulaski Financial Corp.	2,837	35,094
Renasant Corp.	4,800	144,240
Republic Bancorp, Inc., Class A	1,667	41,225
Republic First Bancorp, Inc. (a)	6,390	23,196
Riverview Bancorp, Inc. (a)	6,227	28,333
S&T Bancorp, Inc.	4,337	123,084
Sandy Spring Bancorp, Inc.	3,931	103,110
Seacoast Banking Corp. of Florida (a)	4,359	62,203
Shore Bancshares, Inc. (a)	3,680	33,782
Sierra Bancorp	1,921	32,081
Signature Bank (a)	7,365	954,357
Simmons First National Corp., Class A	2,584	117,494
South State Corp.	3,558	243,332
Southside Bancshares, Inc.	3,952	113,383
Southwest Bancorp, Inc.	3,310	58,885
State Bank Financial Corp.	5,576	117,096
Sterling Bancorp	12,155	162,999
Stock Yards Bancorp, Inc.	2,255	77,640
Suffolk Bancorp	2,452	58,259
Summit Financial Group, Inc.	1,593	19,036
Sun Bancorp, Inc. (a)	2,292	43,342
Susquehanna Bancshares, Inc.	26,147	358,475
SVB Financial Group (a)	7,396	939,588
Synovus Financial Corp.	20,016	560,648
TCF Financial Corp.	23,707	372,674
Territorial Bancorp, Inc.	1,901	45,168
Texas Capital Bancshares, Inc. (a)	6,384	310,582
TFS Financial Corp.	12,214	179,301
Tompkins Financial Corp.	1,745	93,968
TowneBank	7,086	113,943
Trico Bancshares	3,317	80,039
TrustCo Bank Corp. NY	14,741	101,418
Trustmark Corp.	9,562	232,165
UMB Financial Corp.	5,193	274,658
Umpqua Holdings Corp.	31,544	541,926
Union Bankshares Corp.	6,713	149,096
United Bancorp, Inc.	3,115	24,608
United Bankshares, Inc.	9,006	338,445
United Community Banks, Inc.	6,361	120,096

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	3

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (concluded)
United Community Financial Corp.	11,244	$61,392
United Financial Bancorp, Inc.	7,872	97,849
United Security Bancshares (a)	3,857	20,635
Univest Corp. of Pennsylvania	2,482	49,119
Valley National Bancorp	33,096	312,426
Washington Federal, Inc.	14,111	307,690
Washington Trust Bancorp, Inc.	2,302	87,913
Waterstone Financial, Inc.	3,280	42,115
Webster Financial Corp.	13,130	486,466
WesBanco, Inc.	5,376	175,150
West BanCorp., Inc.	3,190	63,449
Westamerica BanCorp	3,780	163,334
Western Alliance Bancorp (a)	11,822	350,404
Westfield Financial, Inc.	3,799	29,366
Wilshire Bancorp, Inc.	11,170	111,365
Wintrust Financial Corp.	6,809	324,653
WSFS Financial Corp.	1,272	96,201
Yadkin Financial Corp. (a)	2,663	54,059

		34,452,190

Beverages — 0.1%
The Boston Beer Co., Inc., Class A (a)	1,150	307,510
Coca-Cola Bottling Co. Consolidated	775	87,622
Craft Brew Alliance, Inc. (a)	1,760	24,006
National Beverage Corp. (a)	2,173	53,043
Primo Water Corp. (a)	5,635	29,471
Willamette Valley Vineyards, Inc. (a)	2,312	13,872

		515,524

Chemicals — 2.3%
A. Schulman, Inc.	4,114	198,295
Aceto Corp.	4,209	92,598
Albemarle Corp.	16,318	862,243
American Vanguard Corp.	3,882	41,227
Ashland, Inc.	9,228	1,174,817
Axalta Coating Systems, Ltd. (a)	7,328	202,399
Axiall Corp.	10,198	478,694
Balchem Corp.	4,473	247,715
Cabot Corp.	8,564	385,380
Calgon Carbon Corp.	8,196	172,690
Cambrex Corp. (a)	4,637	183,764
Celanese Corp., Series A	21,966	1,227,021
Chase Corp.	1,295	56,630
Chemtura Corp. (a)	11,318	308,868
Cytec Industries, Inc.	10,446	564,502
Ferro Corp. (a)	13,135	164,844
FutureFuel Corp.	3,639	37,373
Hawkins, Inc.	1,451	55,124
HB Fuller Co.	7,170	307,378
Huntsman Corp.	29,011	643,174
Common Stocks	Shares	Value

Chemicals (concluded)
Innophos Holdings, Inc.	3,136	$176,745
Innospec, Inc.	3,555	164,916
Intrepid Potash, Inc. (a)	8,200	94,710
KMG Chemicals, Inc.	1,469	39,266
Koppers Holdings, Inc.	3,035	59,729
Kraton Performance Polymers, Inc. (a)	5,043	101,919
Kronos Worldwide, Inc.	2,763	34,952
LSB Industries, Inc. (a)	2,939	121,469
Metabolix, Inc. (a)	4,583	2,842
Minerals Technologies, Inc.	5,044	368,716
NewMarket Corp.	1,544	737,723
Olin Corp.	11,378	364,551
OM Group, Inc.	4,674	140,360
OMNOVA Solutions, Inc. (a)	7,759	66,184
Platform Specialty Products Corp. (a)	17,702	454,233
PolyOne Corp.	13,217	493,655
Polypore International, Inc. (a)	6,803	400,697
Quaker Chemical Corp.	1,917	164,172
Rayonier Advanced Materials, Inc.	6,271	93,438
Rentech, Inc. (a)	30,656	34,335
RPM International, Inc.	19,289	925,679
Senomyx, Inc. (a)	7,801	34,402
Sensient Technologies Corp.	6,902	475,410
Stepan Co.	2,773	115,523
TOR Minerals International, Inc. (a)	1,000	6,180
Tredegar Corp.	3,711	74,628
Tronox Ltd., Class A	9,237	187,788
The Valspar Corp.	11,020	926,011
Westlake Chemical Corp.	5,836	419,842
WR Grace & Co. (a)	10,766	1,064,434
Zagg, Inc. (a)	5,548	48,101
Zep, Inc.	3,420	58,243

		15,855,589

Construction & Materials — 2.1%
AAON, Inc.	6,260	153,558
Acuity Brands, Inc.	6,401	1,076,392
Advanced Drainage Systems, Inc.	3,685	110,329
AECOM Technology Corp. (a)	22,574	695,731
Aegion Corp. (a)	5,959	107,560
Ameresco, Inc., Class A (a)	4,419	32,701
American DG Energy, Inc. (a)	13,435	6,449
American Woodmark Corp. (a)	2,023	110,719
AO Smith Corp.	10,881	714,446
Apogee Enterprises, Inc.	4,359	188,309
Argan, Inc.	1,758	63,587
Armstrong World Industries, Inc. (a)	6,693	384,647
BlueLinx Holdings, Inc. (a)	22,042	23,805
Boise Cascade Co. (a)	5,751	215,432
Builders FirstSource, Inc. (a)	9,072	60,510
Chicago Bridge & Iron Co. NV	14,092	694,172

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	4

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Construction & Materials (continued)
Continental Building Products, Inc. (a)	3,174	$71,701
Eagle Materials, Inc.	7,447	622,271
EMCOR Group, Inc.	9,063	421,158
Fortune Brands Home & Security, Inc.	23,057	1,094,746
Generac Holdings, Inc. (a)	10,137	493,570
Gibraltar Industries, Inc. (a)	4,428	72,663
Granite Construction, Inc.	5,285	185,715
Great Lakes Dredge & Dock Corp. (a)	9,666	58,093
Griffon Corp.	6,030	105,103
Headwaters, Inc. (a)	11,016	202,033
Hill International, Inc. (a)	5,539	19,885
Installed Building Products, Inc. (a)	1,137	24,741
Insteel Industries, Inc.	2,430	52,561
Integrated Electrical Services, Inc. (a)	2,641	23,241
Inteliquent, Inc.	5,008	78,826
KBR, Inc.	20,959	303,486
Layne Christensen Co. (a)	3,913	19,604
LB Foster Co., Class A	1,479	70,223
Lennox International, Inc.	6,006	670,810
Louisiana-Pacific Corp. (a)	21,467	354,420
Masonite International Corp. (a)	3,032	203,932
MasTec, Inc. (a)	9,152	176,634
MDU Resources Group, Inc.	28,179	601,340
Mueller Water Products, Inc., Series A	23,943	235,839
MYR Group, Inc. (a)	3,640	114,078
NCI Building Systems, Inc. (a)	5,071	87,627
Nortek, Inc. (a)	1,408	124,256
Northwest Pipe Co. (a)	1,680	38,556
Omega Flex, Inc.	773	19,441
Orion Marine Group, Inc. (a)	5,034	44,601
Owens Corning	16,373	710,588
Patrick Industries, Inc. (a)	986	61,398
PGT, Inc. (a)	6,280	70,179
Ply Gem Holdings, Inc. (a)	1,485	19,305
Primoris Services Corp.	5,751	98,860
Quanex Building Products Corp.	5,802	114,531
Simpson Manufacturing Co., Inc.	5,710	213,383
Sterling Construction Co., Inc. (a)	4,288	19,382
Thermon Group Holdings, Inc. (a)	5,070	122,035
TRC Cos., Inc. (a)	3,961	32,955
Trex Co., Inc. (a)	4,838	263,816
Tutor Perini Corp. (a)	5,832	136,177
Universal Forest Products, Inc.	2,945	163,389
US Concrete, Inc. (a)	915	31,000
USG Corp. (a)	13,109	350,010
Valmont Industries, Inc.	3,443	423,076
Watsco, Inc.	3,831	481,557
Common Stocks	Shares	Value

Construction & Materials (concluded)
Watts Water Technologies, Inc., Class A	3,991	$219,625

		14,760,767

Electricity — 1.4%
ALLETE, Inc.	5,910	311,812
Alliant Energy Corp.	16,299	1,026,837
Alteva (a)	1,815	13,141
Black Hills Corp.	6,519	328,818
Calpine Corp. (a)	50,557	1,156,239
Cleco Corp.	8,686	473,561
Covanta Holding Corp.	19,269	432,204
Dynegy, Inc. (a)	15,055	473,179
El Paso Electric Co.	6,267	242,157
The Empire District Electric Co.	7,217	179,126
Great Plains Energy, Inc.	23,267	620,763
Hawaiian Electric Industries, Inc.	14,355	461,083
IDACORP, Inc.	7,221	453,984
ITC Holdings Corp.	23,268	870,921
MGE Energy, Inc.	5,145	228,026
NorthWestern Corp.	6,681	359,371
Ormat Technologies, Inc.	5,432	206,525
Portland General Electric Co.	11,667	432,729
TerraForm Power, Inc., Class A (a)	4,758	173,715
U.S. Geothermal, Inc. (a)	23,727	11,334
UIL Holdings Corp.	8,206	421,952
Unitil Corp.	2,368	82,335
Vivint Solar, Inc. (a)	1,316	15,976
Westar Energy, Inc.	19,630	760,859

		9,736,647

Electronic & Electrical Equipment — 2.9%
Adept Technology, Inc. (a)	3,068	18,868
Allied Motion Technologies, Inc.	1,620	53,768
American Science & Engineering, Inc.	1,261	61,613
Anixter International, Inc. (a)	3,908	297,516
API Technologies Corp. (a)	12,042	24,927
Arrow Electronics, Inc. (a)	14,002	856,222
Avnet, Inc.	19,707	876,962
AVX Corp.	6,474	92,384
AZZ, Inc.	3,732	173,874
Badger Meter, Inc.	2,135	127,972
Bel Fuse, Inc., Class B	2,157	41,048
Belden, Inc.	6,349	594,012
Benchmark Electronics, Inc. (a)	8,089	194,379
Brady Corp., Class A	6,689	189,232
Capstone Turbine Corp. (a)(b)	55,452	36,044
Checkpoint Systems, Inc.	6,943	75,123
Cognex Corp. (a)	12,565	623,098
Coherent, Inc. (a)	3,768	244,769
Control4 Corp. (a)	1,187	14,220
CTS Corp.	5,283	95,041

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	5

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electronic & Electrical Equipment (continued)
CyberOptics Corp. (a)	2,661	$26,796
Daktronics, Inc.	6,043	65,325
Electro Rent Corp.	3,274	37,127
Electro Scientific Industries, Inc.	4,035	24,936
eMagin Corp. (a)	8,818	21,516
Encore Wire Corp.	2,783	105,420
EnerNOC, Inc. (a)	4,406	50,228
EnerSys, Inc.	6,481	416,339
ESCO Technologies, Inc.	3,900	152,022
Fabrinet (a)	4,476	84,999
FARO Technologies, Inc. (a)	2,690	167,130
FEI Co.	6,059	462,544
General Cable Corp.	7,113	122,557
GrafTech International Ltd. (a)	17,533	68,203
Greatbatch, Inc. (a)	3,828	221,450
GSI Group, Inc. (a)	2,164	28,825
Houston Wire & Cable Co.	3,110	30,260
Hubbell, Inc., Class B	7,775	852,296
II-VI, Inc. (a)	8,248	152,258
Intevac, Inc. (a)	5,485	33,678
IntriCon Corp. (a)	2,740	22,276
IPG Photonics Corp. (a)	5,300	491,310
Itron, Inc. (a)	5,925	216,322
Jabil Circuit, Inc.	28,671	670,328
Kemet Corp. (a)	8,847	36,627
Keysight Technologies, Inc. (a)	24,213	899,513
Kimball Electronics, Inc. (a)	3,441	48,656
Knowles Corp. (a)(b)	12,733	245,365
Landauer, Inc.	1,837	64,552
LightPath Technologies, Inc., Class A (a)	6,052	5,937
Littelfuse, Inc.	3,360	333,950
LSI Industries, Inc.	3,465	28,240
MA-COM Technology Solutions Holdings, Inc. (a)	2,990	111,407
Magnetek, Inc. (a)	750	28,890
Maxwell Technologies, Inc. (a)(b)	5,619	45,289
Methode Electronics, Inc.	5,454	256,556
Mettler-Toledo International, Inc. (a)	4,108	1,350,094
MTS Systems Corp.	2,372	179,442
NAPCO Security Technologies, Inc. (a)	7,191	41,636
National Instruments Corp.	14,741	472,302
Newport Corp. (a)	6,575	125,320
NVE Corp.	974	67,128
Orion Energy Systems, Inc. (a)	5,121	16,080
OSI Systems, Inc. (a)	2,875	213,498
Park Electrochemical Corp.	3,206	69,121
Planar Systems, Inc. (a)	1,732	10,894
Plexus Corp. (a)	5,087	207,397
Powell Industries, Inc.	1,398	47,211
Regal-Beloit Corp.	6,497	519,240
Common Stocks	Shares	Value

Electronic & Electrical Equipment (concluded)
Research Frontiers, Inc. (a)	5,552	$33,867
Rofin-Sinar Technologies, Inc. (a)	4,390	106,370
Rogers Corp. (a)	2,784	228,873
Rubicon Technology, Inc. (a)	4,201	16,552
Sanmina Corp. (a)	12,085	292,336
Sensata Technologies Holding NV (a)	24,565	1,411,259
SL Industries, Inc. (a)	750	32,063
Trimble Navigation Ltd. (a)	37,737	950,972
TTM Technologies, Inc. (a)	8,600	77,486
Turtle Beach Corp. (a)(b)	2,949	5,485
Ultralife Corp. (a)	3,982	15,888
Universal Display Corp. (a)	6,229	291,206
Veeco Instruments, Inc. (a)	5,928	181,100
Viasystems Group, Inc. (a)	1,392	24,346
Vicor Corp. (a)	3,135	47,652
Vishay Intertechnology, Inc.	19,991	276,276
Vishay Precision Group, Inc. (a)	2,569	40,924
WESCO International, Inc. (a)	6,589	460,505
Zebra Technologies Corp., Class A (a)	7,397	671,019

		19,803,741

Financial Services — 3.8%
Actinium Pharmaceuticals, Inc. (a)(b)	2,164	5,345
Ally Financial, Inc. (a)	63,117	1,324,195
Artisan Partners Asset Management, Inc., Class A	4,710	214,117
Ashford, Inc. (a)	144	17,101
Asta Funding, Inc. (a)	2,169	18,089
Atlanticus Holdings Corp. (a)	251	572
BBCN Bancorp, Inc.	11,987	173,452
BGC Partners, Inc., Class A	26,284	248,384
Blackhawk Network Holdings, Inc. (a)	1,984	70,968
Blackhawk Network Holdings, Inc., Class B (a)	5,974	212,376
Calamos Asset Management, Inc., Class A	3,145	42,300
Cash America International, Inc.	4,166	97,068
CBOE Holdings, Inc.	12,462	715,381
CIT Group, Inc.	25,565	1,153,493
Cohen & Steers, Inc.	2,805	114,865
Cowen Group, Inc., Class A (a)	18,550	96,460
Credit Acceptance Corp. (a)	1,268	247,260
Diamond Hill Investment Group, Inc.	489	78,240
Eaton Vance Corp.	17,463	727,159
Encore Capital Group, Inc. (a)	3,846	159,955
Enova International, Inc. (a)	3,811	75,039
Essent Group Ltd. (a)	8,844	211,460
EverBank Financial Corp.	13,176	237,563

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	6

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Financial Services (continued)
Evercore Partners, Inc., Class A	5,234	$270,388
Ezcorp, Inc., Class A (a)	8,094	73,898
FBR & Co. (a)	1,765	40,789
Federal Agricultural Mortgage Corp., Class C	1,972	55,591
Federated Investors, Inc., Class B	14,119	478,493
Financial Engines, Inc.	7,688	321,589
First Cash Financial Services, Inc. (a)	4,540	211,201
The First Marblehead Corp. (a)	1,974	12,298
FNF Group	40,898	1,503,410
FNFV Group (a)	13,726	193,537
FXCM, Inc., Class A	6,290	13,398
GAMCO Investors, Inc., Class A	650	51,032
Green Dot Corp., Class A (a)	5,171	82,322
Greenhill & Co., Inc.	3,945	156,419
HRG Group, Inc. (a)	13,646	170,302
Imperial Holdings, Inc. (a)	4,686	32,661
Interactive Brokers Group, Inc., Class A	8,244	280,461
INTL. FCStone, Inc. (a)	1,975	58,717
Investment Technology Group, Inc. (a)	5,739	173,949
Janus Capital Group, Inc.	22,005	378,266
Jason Industries, Inc. (a)	2,144	15,180
KCG Holdings, Inc., Class A (a)	12,151	148,971
Ladder Capital Corp., Class A (a)	3,548	65,673
Ladenburg Thalmann Financial Services, Inc. (a)	17,747	68,503
LendingClub Corp. (a)	8,842	173,745
LendingTree, Inc. (a)	1,296	72,589
Liberty Broadband Corp. (a)	9,529	539,341
Liberty Broadband Corp., Class A (a)	3,633	205,192
Liberty TripAdvisor Holdings, Inc., Series A (a)	10,469	332,810
LPL Financial Holdings, Inc.	10,970	481,144
MarketAxess Holdings, Inc.	5,606	464,737
Marlin Business Services Corp.	1,640	32,849
MGIC Investment Corp. (a)	50,636	487,625
Moelis & Co., Class A	2,204	66,384
MoneyGram International, Inc. (a)	5,436	46,967
MSCI, Inc.	16,460	1,009,163
Nelnet, Inc., Class A	2,846	134,673
NewStar Financial, Inc. (a)	4,431	51,976
NorthStar Asset Management Group, Inc.	27,118	632,934
NRG Yield, Inc., Class A	5,105	258,977
Ocwen Financial Corp. (a)	16,212	133,749
Oppenheimer Holdings, Inc., Class A	1,362	31,953
PICO Holdings, Inc. (a)	4,035	65,407
Piper Jaffray Cos. (a)	2,533	132,881
Common Stocks	Shares	Value

Financial Services (concluded)
PRA Group, Inc. (a)	7,471	$405,825
Pzena Investment Management, Inc., Class A	3,173	29,096
Radian Group, Inc.	27,973	469,667
Raymond James Financial, Inc.	17,974	1,020,564
RCS Capital Corp., Class A	4,122	43,858
Resource America, Inc., Class A	4,370	39,767
Safeguard Scientifics, Inc. (a)	4,085	73,857
Santander Consumer USA Holdings, Inc.	14,838	343,351
SEI Investments Co.	18,904	833,477
SLM Corp.	61,213	568,057
Springleaf Holdings, Inc. (a)	3,512	181,816
Stewart Information Services Corp.	3,359	136,510
Stifel Financial Corp. (a)	8,982	500,746
Synchrony Financial (a)	18,126	550,124
Synergy Resources Corp. (a)	13,561	160,698
TD Ameritrade Holding Corp.	39,249	1,462,418
TESARO, Inc. (a)	3,700	212,380
U.S. Global Investors, Inc., Class A	4,302	13,745
Virtus Investment Partners, Inc.	1,102	144,109
Voya Financial, Inc.	32,740	1,411,421
Waddell & Reed Financial, Inc., Class A	12,358	612,215
Walker & Dunlop, Inc. (a)	3,729	66,115
Westwood Holdings Group, Inc.	1,350	81,405
WisdomTree Investments, Inc.	16,630	356,880
World Acceptance Corp. (a)	1,566	114,193
Xoom Corp. (a)	4,048	59,465

		26,344,745

Fixed Line Telecommunications — 0.2%
8x8, Inc. (a)	14,330	120,372
Cincinnati Bell, Inc. (a)	34,307	121,104
Consolidated Communications Holdings, Inc.	7,436	151,694
EarthLink Holdings Corp.	20,783	92,277
Fairpoint Communications, Inc. (a)	4,215	74,184
General Communication, Inc., Class A (a)	4,596	72,433
Hawaiian Telcom Holdco, Inc. (a)	1,381	36,776
IDT Corp., Class B	2,546	45,192
inContact, Inc. (a)	8,833	96,280
Lumos Networks Corp.	3,575	54,554
Straight Path Communications, Inc., Class B (a)	2,210	44,023
Vonage Holdings Corp. (a)	26,555	130,385
Zayo Group Holdings, Inc. (a)	3,118	87,179

		1,126,453

Food & Drug Retailers — 0.9%
Casey's General Stores, Inc.	5,569	501,767
The Chefs' Warehouse, Inc. (a)	3,358	75,320

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	7

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food & Drug Retailers (concluded)
Core-Mark Holding Co., Inc.	3,184	$204,795
Diplomat Pharmacy, Inc. (a)	1,939	67,051
The Fresh Market, Inc. (a)	6,338	257,576
GNC Holdings, Inc., Class A	13,048	640,265
Ingles Markets, Inc., Class A	1,683	83,275
Omnicare, Inc.	14,337	1,104,809
PetMed Express, Inc.	3,455	57,077
Rite Aid Corp. (a)	133,937	1,163,912
Smart & Final Stores, Inc. (a)	2,013	35,429
SpartanNash Co.	5,307	167,489
Sprouts Farmers Market, Inc. (a)	20,481	721,546
Supervalu, Inc. (a)	30,827	358,518
United Natural Foods, Inc. (a)	7,328	564,549
Vitamin Shoppe, Inc. (a)	4,670	192,357
Weis Markets, Inc.	1,485	73,894

		6,269,629

Food Producers — 1.6%
Alico, Inc.	610	31,269
The Andersons, Inc.	3,787	156,668
B&G Foods, Inc.	8,323	244,946
Boulder Brands, Inc. (a)	9,299	88,620
Bunge Ltd.	20,792	1,712,429
Cal-Maine Foods, Inc.	4,298	167,880
Calavo Growers, Inc.	2,295	118,009
Darling International, Inc. (a)	24,513	343,427
Dean Foods Co.	14,232	235,255
Diamond Foods, Inc. (a)	4,042	131,648
Farmer Bros Co. (a)	892	22,077
Flowers Foods, Inc.	26,331	598,767
Fresh Del Monte Produce, Inc.	4,740	184,433
Golden Enterprises, Inc.	277	1,078
Griffin Land & Nurseries, Inc.	1,073	32,233
The Hain Celestial Group, Inc. (a)	15,022	962,159
Herbalife Ltd. (b)	10,030	428,883
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	10,471	814,853
J&J Snack Foods Corp.	2,141	228,445
John B Sanfilippo & Son, Inc.	1,174	50,599
Lancaster Colony Corp.	2,760	262,669
Lifevantage Corp. (a)	17,643	13,938
Lifeway Foods, Inc. (a)	1,804	38,588
Limoneira Co.	2,404	52,407
Mannatech, Inc. (a)	644	11,946
Medifast, Inc. (a)	2,128	63,776
MGP Ingredients, Inc.	2,244	30,204
Nutraceutical International Corp. (a)	2,417	47,615
Nutrisystem, Inc.	4,769	95,285
Omega Protein Corp. (a)	3,642	49,859
Phibro Animal Health Corp., Class A	2,025	71,705
Common Stocks	Shares	Value

Food Producers (concluded)
Pilgrim's Pride Corp. (b)	9,076	$205,027
Pinnacle Foods, Inc.	13,656	557,301
Post Holdings, Inc. (a)	7,688	360,106
Reliv International, Inc. (a)	414	464
Rocky Mountain Chocolate Factory, Inc.	2,724	37,809
Sanderson Farms, Inc.	2,959	235,684
Seaboard Corp. (a)	38	157,016
Seneca Foods Corp., Class A (a)	1,057	31,509
Snyders-Lance, Inc.	7,426	237,335
Tootsie Roll Industries, Inc.	2,905	98,524
TreeHouse Foods, Inc. (a)	6,202	527,294
USANA Health Sciences, Inc. (a)	1,032	114,676
WhiteWave Foods Co. (a)	25,738	1,141,223

		10,995,638

Forestry & Paper — 0.3%
Clearwater Paper Corp. (a)	3,010	196,553
Deltic Timber Corp.	1,749	115,871
Domtar Corp.	9,251	427,581
KapStone Paper and Packaging Corp.	12,554	412,273
Mercer International, Inc. (a)	3,801	58,383
Neenah Paper, Inc.	2,503	156,538
PH Glatfelter Co.	6,319	173,962
Resolute Forest Products (a)	14,370	247,883
Veritiv Corp. (a)	1,220	53,839
Wausau Paper Corp.	8,116	77,345

		1,920,228

Gas, Water & Multi-Utilities — 1.4%
American States Water Co.	5,550	221,390
American Water Works Co., Inc.	25,387	1,376,229
Aqua America, Inc.	25,466	671,029
Artesian Resources Corp., Class A	2,012	43,037
Atmos Energy Corp.	14,305	791,067
Avista Corp.	8,351	285,437
Cadiz, Inc. (a)(b)	3,708	38,026
California Water Service Group	7,627	186,938
Chesapeake Utilities Corp.	2,272	114,986
Connecticut Water Service, Inc.	1,969	71,534
Delta Natural Gas Co., Inc.	2,312	44,968
Gas Natural, Inc.	4,001	39,850
Genie Energy Ltd. (a)	4,413	35,083
The Laclede Group, Inc.	6,104	312,647
Middlesex Water Co.	2,966	67,506
National Fuel Gas Co.	12,253	739,223
New Jersey Resources Corp.	11,666	362,346
Northwest Natural Gas Co.	3,833	183,792
ONE Gas, Inc.	7,857	339,658
Piedmont Natural Gas Co., Inc.	10,565	389,954
PNM Resources, Inc.	11,804	344,677
Questar Corp.	25,817	615,994

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	8

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Gas, Water & Multi-Utilities (concluded)
RGC Resources, Inc.	2,449	$51,331
SJW Corp.	2,006	62,005
South Jersey Industries, Inc.	4,709	255,605
Southwest Gas Corp.	6,290	365,889
UGI Corp.	24,888	811,100
Vectren Corp.	12,350	545,129
WGL Holdings, Inc.	7,091	399,932

		9,766,362

General Industrials — 1.4%
Actuant Corp., Class A	9,535	226,361
AEP Industries, Inc. (a)	774	42,601
Aptargroup, Inc.	9,328	592,515
Bemis Co., Inc.	14,485	670,800
Berry Plastics Group, Inc. (a)	17,275	625,182
Carlisle Cos., Inc.	9,247	856,550
Crown Holdings, Inc. (a)	20,487	1,106,708
Graphic Packaging Holding Co.	47,817	695,259
Greif, Inc., Class A	4,302	168,940
Harsco Corp.	11,862	204,738
Landec Corp. (a)	4,398	61,352
Multi-Color Corp.	1,853	128,468
Myers Industries, Inc.	3,762	65,948
Otter Tail Corp.	5,434	174,812
Packaging Corp. of America	14,410	1,126,718
Raven Industries, Inc.	5,522	112,980
Rexnord Corp. (a)	14,777	394,398
Rock-Tenn Co., Class A	20,289	1,308,641
Silgan Holdings, Inc.	5,739	333,608
Sonoco Products Co.	14,709	668,671
TriMas Corp. (a)	6,652	204,815
UFP Technologies, Inc. (a)	1,471	33,509

		9,803,574

General Retailers — 4.9%
1-800-Flowers.com, Inc., Class A (a)	3,545	41,937
Aaron's, Inc.	9,416	266,567
Abercrombie & Fitch Co., Class A	10,459	230,516
Advance Auto Parts, Inc.	10,621	1,589,858
Aeéropostale, Inc. (a)	13,619	47,258
AMERCO, Inc.	860	284,144
America's Car-Mart, Inc. (a)	1,386	75,191
American Eagle Outfitters, Inc.	25,308	432,261
American Public Education, Inc. (a)	2,731	81,875
ANN, Inc. (a)	6,914	283,681
Antero Resources Corp. (a)	8,456	298,666
Apollo Education Group, Inc. (a)	14,033	265,504
Asbury Automotive Group, Inc. (a)	4,012	333,397
Ascena Retail Group, Inc. (a)	19,006	275,777
Autobytel, Inc. (a)	2,429	35,876
Barnes & Noble, Inc. (a)	5,772	137,085
Beacon Roofing Supply, Inc. (a)	7,528	235,626
Common Stocks	Shares	Value

General Retailers (continued)
Big 5 Sporting Goods Corp.	2,684	$35,617
Big Lots, Inc.	7,927	380,734
Blue Nile, Inc. (a)	1,962	62,470
The Bon-Ton Stores, Inc. (b)	2,228	15,507
Bridgepoint Education, Inc. (a)	2,758	26,615
Bright Horizons Family Solutions, Inc. (a)	5,369	275,269
Brown Shoe Co., Inc.	6,155	201,884
The Buckle, Inc.	3,979	203,287
Build-A-Bear Workshop, Inc. (a)	2,182	42,876
Burlington Stores, Inc. (a)	8,842	525,392
Cabela's, Inc. (a)	7,045	394,379
Cambium Learning Group, Inc. (a)	10,557	33,360
Capella Education Co.	1,708	110,815
Career Education Corp. (a)	10,687	53,756
Carriage Services, Inc.	3,000	71,610
The Cato Corp., Class A	3,894	154,202
CDK Global, Inc.	23,266	1,087,918
Chegg, Inc. (a)	6,895	54,815
Chemed Corp.	2,560	305,664
Chico's FAS, Inc.	22,386	396,008
The Children's Place Retail Stores, Inc.	3,319	213,047
Christopher & Banks Corp. (a)	6,159	34,244
Citi Trends, Inc. (a)	2,851	76,977
Clean Energy Fuels Corp. (a)(b)	11,329	60,440
Collectors Universe, Inc.	1,741	39,277
Conn's, Inc. (a)(b)	3,781	114,489
The Container Store Group, Inc. (a)(b)	766	14,592
Copart, Inc. (a)	16,699	627,381
CST Brands, Inc.	11,102	486,601
Destination Maternity Corp.	2,029	30,557
Destination XL Group, Inc. (a)	9,670	47,770
Dick's Sporting Goods, Inc.	14,192	808,802
Dillard's, Inc., Class A	3,564	486,522
DSW, Inc., Class A	10,401	383,589
EVINE Live, Inc. (a)	7,906	53,049
Express, Inc. (a)	12,714	210,162
The Finish Line, Inc., Class A	6,992	171,444
Five Below, Inc. (a)	7,243	257,634
Foot Locker, Inc.	20,707	1,304,541
Francesca's Holdings Corp. (a)	6,825	121,485
Fred's, Inc., Class A	4,554	77,828
FTD Cos., Inc. (a)	3,403	101,886
Gaiam, Inc., Class A (a)	3,595	26,208
Genesco, Inc. (a)	3,579	254,932
Grand Canyon Education, Inc. (a)	7,107	307,733
Group 1 Automotive, Inc.	3,061	264,256
GrubHub, Inc. (a)	2,651	120,329
Guess?, Inc.	8,649	160,785
Haverty Furniture Cos., Inc.	2,955	73,520
Hibbett Sports, Inc. (a)	3,771	185,005

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	9

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

General Retailers (continued)
Hillenbrand, Inc.	9,233	$285,023
HMH Holdings/EduMedia. (a)	16,204	380,470
HSN, Inc.	4,675	318,975
ITT Corp.	13,169	525,575
ITT Educational Services, Inc. (a)	2,918	19,813
JC Penney Co., Inc. (a)	45,394	381,764
K12, Inc. (a)	4,637	72,894
KAR Auction Services, Inc.	20,540	779,082
Kirkland's, Inc. (a)	2,421	57,499
Lands' End, Inc. (a)	2,102	75,420
Liquidity Services, Inc. (a)	4,477	44,233
Lithia Motors, Inc., Class A	3,413	339,286
Lumber Liquidators Holdings, Inc. (a)(b)	4,057	124,875
MarineMax, Inc. (a)	4,557	120,806
Matthews International Corp., Class A	4,391	226,180
Mattress Firm Holding Corp. (a)	2,248	156,551
The Men's Wearhouse, Inc.	6,640	346,608
The Michaels Cos., Inc. (a)	6,964	188,446
Monro Muffler Brake, Inc.	4,602	299,360
Murphy USA, Inc. (a)	6,282	454,628
Office Depot, Inc. (a)	70,820	651,544
Outerwall, Inc.	2,875	190,095
Overstock.com, Inc. (a)	2,367	57,329
PCM, Inc. (a)	1,516	14,159
Penske Automotive Group, Inc.	6,156	316,972
The Pep Boys-Manny Moe & Jack (a)	7,918	76,171
Perfumania Holdings, Inc. (a)	1,362	7,450
Pier 1 Imports, Inc.	13,531	189,163
Pricesmart, Inc.	2,618	222,478
The Providence Service Corp. (a)	2,023	107,462
RealNetworks, Inc. (a)	6,577	44,263
Regis Corp. (a)	5,946	97,277
Rent-A-Center, Inc.	7,455	204,565
Restoration Hardware Holdings, Inc. (a)	4,891	485,138
Rollins, Inc.	13,995	346,096
Rush Enterprises, Inc., Class A (a)	5,240	143,366
Sally Beauty Holdings, Inc. (a)	18,759	644,747
Sears Holdings Corp. (a)(b)	7,223	298,888
Service Corp. International	29,526	769,152
ServiceMaster Global Holdings, Inc. (a)	10,422	351,743
Shoe Carnival, Inc.	2,127	62,619
Shutterfly, Inc. (a)	5,565	251,761
Signet Jewelers Ltd.	11,533	1,600,665
SolarCity Corp. (a)(b)	7,339	376,344
Sonic Automotive, Inc., Class A	5,131	127,762
Sotheby's	9,325	394,075
SP Plus Corp. (a)	2,950	64,458
Speed Commerce, Inc. (a)	10,106	6,455
Common Stocks	Shares	Value

General Retailers (concluded)
Stage Stores, Inc.	4,498	$103,094
Stamps.com, Inc. (a)	2,473	166,408
Stein Mart, Inc.	4,383	54,568
Strayer Education, Inc. (a)	1,653	88,287
Tile Shop Holdings, Inc. (a)	2,757	33,387
Titan Machinery, Inc. (a)(b)	2,424	32,360
TrueCar, Inc. (a)	1,171	20,902
Tuesday Morning Corp. (a)	5,992	96,471
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,376	1,414,370
VCA, Inc. (a)	12,041	660,088
Weight Watchers International, Inc. (a)	4,279	29,910
West Marine, Inc. (a)	2,322	21,525
Williams-Sonoma, Inc.	12,447	992,150
Winmark Corp.	574	50,265
Zumiez, Inc. (a)	3,388	136,367

		33,662,319

Health Care Equipment & Services — 4.9%
Abaxis, Inc.	3,187	204,319
ABIOMED, Inc. (a)	5,703	408,221
Acadia Healthcare Co., Inc. (a)	7,158	512,513
Accuray, Inc. (a)	11,390	105,927
AdCare Health Systems, Inc. (a)	5,236	22,934
Addus HomeCare Corp. (a)	1,515	34,875
Air Methods Corp. (a)	5,450	253,916
Alere, Inc. (a)	11,555	565,040
Align Technology, Inc. (a)	10,666	573,671
Alliance HealthCare Services, Inc. (a)	2,209	48,996
Almost Family, Inc. (a)	1,625	72,654
Alphatec Holdings, Inc. (a)	20,207	29,300
Amedisys, Inc. (a)	5,567	149,084
American Caresource Holdings, Inc. (a)	2,753	8,259
Amsurg Corp. (a)	6,883	423,442
Analogic Corp.	1,828	166,165
AngioDynamics, Inc. (a)	4,266	75,892
Anika Therapeutics, Inc. (a)	2,272	93,538
Antares Pharma, Inc. (a)	22,489	60,945
AtriCure, Inc. (a)	4,748	97,287
Atrion Corp.	236	81,540
Bio-Rad Laboratories, Inc., Class A (a)	3,008	406,621
Bio-Reference Laboratories, Inc. (a)	3,943	138,951
Biolase, Inc. (a)	11,125	22,473
BioScrip, Inc. (a)	10,652	47,188
BioTelemetry, Inc. (a)	5,058	44,763
Bovie Medical Corp. (a)	5,924	14,158
Brookdale Senior Living, Inc. (a)	26,809	1,012,308
Bruker Corp. (a)	16,384	302,613

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	10

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Cantel Medical Corp.	5,342	$253,745
Capital Senior Living Corp. (a)	4,670	121,140
Cardica, Inc. (a)	26,645	16,778
Cardiovascular Systems, Inc. (a)	4,419	172,518
Centene Corp. (a)	17,058	1,205,830
Cepheid, Inc. (a)	10,479	596,255
CollabRx, Inc. (a)	1,314	1,432
Community Health Systems, Inc. (a)	17,082	893,047
CONMED Corp.	4,155	209,786
The Cooper Cos., Inc.	7,042	1,319,812
Corvel Corp. (a)	1,759	60,527
CryoLife, Inc.	4,639	48,106
Cutera, Inc. (a)	3,451	44,587
Cyberonics, Inc. (a)	3,779	245,333
Cynosure, Inc., Class A (a)	3,272	100,352
DexCom, Inc. (a)	10,627	662,487
Endologix, Inc. (a)	10,545	180,003
The Ensign Group, Inc.	3,034	142,173
Envision Healthcare Holdings, Inc. (a)	26,432	1,013,667
Escalon Medical Corp. (a)	1,399	1,889
Exactech, Inc. (a)	1,661	42,571
Five Star Quality Care, Inc. (a)	7,271	32,283
Fluidigm Corp. (a)	4,294	180,777
Fonar Corp. (a)	1,754	22,995
Genesis Healthcare, Inc. (a)	4,337	30,879
GenMark Diagnostics, Inc. (a)	7,145	92,742
Globus Medical, Inc., Class A (a)	8,779	221,582
Haemonetics Corp. (a)	7,730	347,232
Halyard Health, Inc. (a)	6,787	333,920
Hanger, Inc. (a)	5,275	119,690
Harvard Apparatus Regenerative Technology, Inc. (a)	3,656	11,882
Health Net, Inc. (a)	11,234	679,545
Healthcare Services Group, Inc.	10,521	338,040
HealthSouth Corp.	13,261	588,258
HealthStream, Inc. (a)	3,505	88,326
Healthways, Inc. (a)	5,860	115,442
HeartWare International, Inc. (a)	2,540	222,936
Hill-Rom Holdings, Inc.	8,350	409,150
HMS Holdings Corp. (a)	13,081	202,101
Hologic, Inc. (a)	35,760	1,180,974
Hooper Holmes, Inc. (a)	9,589	4,986
ICU Medical, Inc. (a)	1,995	185,814
IDEXX Laboratories, Inc. (a)	6,998	1,081,051
Insulet Corp. (a)	8,659	288,778
Integra LifeSciences Holdings Corp. (a)	3,596	221,693
Invacare Corp.	4,474	86,840
IPC The Hospitalist Co., Inc. (a)	2,772	129,286
Juno Therapeutics, Inc. (a)	3,530	214,130
Kindred Healthcare, Inc.	11,563	275,084
Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
LDR Holding Corp. (a)	2,169	$79,472
LHC Group, Inc. (a)	1,911	63,120
LifePoint Hospitals, Inc. (a)	6,397	469,860
Magellan Health Services, Inc. (a)	3,844	272,232
Masimo Corp. (a)	7,186	236,994
MEDNAX, Inc. (a)	14,033	1,017,533
Meridian Bioscience, Inc.	6,734	128,485
Merit Medical Systems, Inc. (a)	6,737	129,687
Molina Healthcare, Inc. (a)	4,295	289,011
National Healthcare Corp.	1,141	72,693
Natus Medical, Inc. (a)	4,670	184,325
Navidea Biopharmaceuticals, Inc. (a)(b)	30,416	48,361
Neogen Corp. (a)	5,821	272,015
NeoGenomics, Inc. (a)	2,739	12,791
Nevro Corp. (a)	1,024	49,080
NuVasive, Inc. (a)	7,143	328,507
NxStage Medical, Inc. (a)	9,415	162,880
Omnicell, Inc. (a)	5,708	200,351
OraSure Technologies, Inc. (a)	9,831	64,295
Orthofix International NV (a)	3,072	110,254
Owens & Minor, Inc.	8,724	295,220
PAREXEL International Corp. (a)	8,024	553,576
Perseon Corp. (a)(b)	10,340	4,239
PharMerica Corp. (a)	4,711	132,803
Psychemedics Corp.	1,801	29,897
Quidel Corp. (a)	4,664	125,835
RadNet, Inc. (a)	5,911	49,652
ResMed, Inc.	20,199	1,449,884
Retractable Technologies, Inc. (a)	3,653	14,174
Rockwell Medical, Inc. (a)(b)	6,648	72,663
RTI Surgical, Inc. (a)	10,112	49,953
Select Medical Holdings Corp.	13,931	206,597
Sirona Dental Systems, Inc. (a)	8,104	729,279
Spark Therapeutics, Inc. (a)	1,118	86,645
Spectranetics Corp. (a)	6,589	229,034
Staar Surgical Co. (a)	5,027	37,351
STERIS Corp.	8,488	596,452
SurModics, Inc. (a)	2,327	60,572
Symmetry Surgical, Inc. (a)	1,522	11,156
Team Health Holdings, Inc. (a)	10,392	608,036
Teleflex, Inc.	6,015	726,792
Thoratec Corp. (a)	8,126	340,398
Tornier NV (a)	5,368	140,749
Triple-S Management Corp., Class B (a)	3,073	61,091
U.S. Physical Therapy, Inc.	1,930	91,675
Unilife Corp. (a)(b)	18,515	74,245
Universal American Corp. (a)	7,080	75,614
Uroplasty, Inc. (a)	8,634	10,534
Utah Medical Products, Inc.	725	43,399
Vascular Solutions, Inc. (a)	2,838	86,048
Vision-Sciences, Inc. (a)(b)	14,475	5,068

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	11

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (concluded)
VWR Corp. (a)	3,808	$98,970
WellCare Health Plans, Inc. (a)	6,436	588,637
West Pharmaceutical Services, Inc.	10,030	603,906
Wright Medical Group, Inc. (a)	7,889	203,536
Zafgen, Inc. (a)	2,125	84,171
Zeltiq Aesthetics, Inc. (a)	4,388	135,282

		33,921,126

Household Goods & Home Construction — 1.9%
ACCO Brands Corp. (a)	17,340	144,095
Bassett Furniture Industries, Inc.	2,150	61,318
Beazer Homes USA, Inc. (a)	4,476	79,315
Blount International, Inc. (a)	7,808	100,567
Briggs & Stratton Corp.	6,754	138,727
Cavco Industries, Inc. (a)	1,223	91,798
Central Garden and Pet Co., Class A (a)	7,098	75,381
Church & Dwight Co., Inc.	19,020	1,624,688
Compx International, Inc.	1,034	11,788
Comstock Holdings Cos., Inc. (a)	12,106	11,138
The Dixie Group, Inc. (a)	2,900	26,245
Energizer Holdings, Inc.	9,004	1,243,002
Ethan Allen Interiors, Inc.	3,943	108,984
Flexsteel Industries, Inc.	965	30,195
Forward Industries, Inc. (a)	2,823	2,145
Herman Miller, Inc.	8,835	245,260
HNI Corp.	6,614	364,894
Hooker Furniture Corp.	1,876	35,738
Hovnanian Enterprises, Inc., Class A (a)	21,351	76,010
Interface, Inc.	9,120	189,514
iRobot Corp. (a)	4,579	149,413
Jarden Corp. (a)	26,215	1,386,773
KB Home	12,864	200,936
Knoll, Inc.	7,374	172,773
La-Z-Boy, Inc.	7,735	217,431
Libbey, Inc.	3,813	152,177
Lifetime Brands, Inc.	1,440	22,003
M/I Homes, Inc. (a)	4,013	95,670
MDC Holdings, Inc.	6,036	172,026
Meritage Homes Corp. (a)	5,757	280,020
National Presto Industries, Inc.	930	58,953
NVR, Inc. (a)	563	748,036
Oil-Dri Corp. of America	858	28,872
The Ryland Group, Inc.	6,843	333,528
The Scotts Miracle-Gro Co., Class A	6,480	435,262
Select Comfort Corp. (a)	8,141	280,620
Spectrum Brands Holdings, Inc.	3,200	286,592
Standard Pacific Corp. (a)	21,334	192,006
Steelcase, Inc., Class A	12,738	241,258
Taylor Morrison Home Corp., Class A (a)	4,488	93,575
Tempur Sealy International, Inc. (a)	9,199	531,150
Common Stocks	Shares	Value

Household Goods & Home Construction (concluded)
Toll Brothers, Inc. (a)	23,295	$916,425
TRI Pointe Homes, Inc. (a)	21,980	339,151
Tupperware Brands Corp.	7,507	518,133
Virco Manufacturing Corp. (a)	935	2,543
Wayfair, Inc., Class A (a)(b)	1,560	50,107
WD-40 Co.	2,105	186,377
William Lyon Homes, Class A (a)	1,192	30,777

		12,783,389

Industrial Engineering — 2.7%
Accuride Corp. (a)	8,723	40,649
AGCO Corp.	11,621	553,624
Alamo Group, Inc.	1,182	74,620
Albany International Corp., Class A	4,299	170,885
Altra Industrial Motion Corp.	4,066	112,384
American Railcar Industries, Inc.	1,354	67,334
Astec Industries, Inc.	2,477	106,214
The Babcock & Wilcox Co.	15,418	494,764
Broadwind Energy, Inc. (a)	2,781	13,905
Ceco Environmental Corp.	2,961	31,416
Chicago Rivet & Machine Co.	494	15,408
CIRCOR International, Inc.	2,688	147,034
CLARCOR, Inc.	7,116	470,083
Colfax Corp. (a)	13,979	667,218
Columbus McKinnon Corp.	2,933	79,015
Commercial Vehicle Group, Inc. (a)	5,294	34,093
Crane Co.	7,181	448,166
Donaldson Co., Inc.	18,381	693,148
Douglas Dynamics, Inc.	3,742	85,467
Dynamic Materials Corp.	2,036	26,000
Energy Recovery, Inc. (a)(b)	7,157	18,537
EnPro Industries, Inc.	3,303	217,833
Federal Signal Corp.	9,560	150,952
Franklin Electric Co., Inc.	5,549	211,639
FreightCar America, Inc.	1,751	55,034
GATX Corp.	6,431	372,869
The Gorman-Rupp Co.	2,838	84,998
Graco, Inc.	8,698	627,648
Graham Corp.	1,902	45,591
The Greenbrier Cos., Inc. (b)	3,794	220,052
H&E Equipment Services, Inc.	4,783	119,527
Hurco Cos., Inc.	1,150	37,869
Hyster-Yale Materials Handling, Inc.	1,589	116,458
IDEX Corp.	11,459	868,936
Inovalon Holdings, Inc. (a)	3,233	97,669
John Bean Technologies Corp.	4,210	150,381
Kadant, Inc.	1,829	96,224
Kennametal, Inc.	11,351	382,415
Key Technology, Inc. (a)	998	12,715
Kimball International, Inc., Class B	4,589	48,093
Lincoln Electric Holdings, Inc.	11,145	728,772
Lindsay Corp. (b)	1,910	145,637

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	12

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Engineering (concluded)
Lydall, Inc. (a)	3,024	$95,921
Manitex International, Inc. (a)	2,717	26,436
The Manitowoc Co., Inc.	19,929	429,669
Materion Corp.	3,097	119,018
Meritor, Inc. (a)	15,080	190,159
MFRI, Inc. (a)	1,937	12,106
The Middleby Corp. (a)	8,396	861,849
Miller Industries, Inc.	1,717	42,066
MSA Safety, Inc.	4,526	225,757
Mueller Industries, Inc.	8,298	299,807
NACCO Industries, Inc., Class A	799	42,339
Navistar International Corp. (a)	10,412	307,154
NN, Inc.	2,760	69,221
Nordson Corp.	8,523	667,692
Oshkosh Corp.	11,659	568,843
Paylocity Holding Corp. (a)	2,243	64,240
PMFG, Inc. (a)	4,561	21,209
Proto Labs, Inc. (a)	3,441	240,870
Spartan Motors, Inc.	4,844	23,493
SPX Corp.	5,969	506,768
Standex International Corp.	1,909	156,786
Sun Hydraulics Corp.	3,649	150,923
Tennant Co.	2,738	178,983
Terex Corp.	16,034	426,344
The Timken Co.	10,770	453,848
TimkenSteel Corp.	5,808	153,738
The Toro Co.	8,332	584,240
Trinity Industries, Inc.	22,679	805,331
Twin Disc, Inc.	1,357	23,978
Wabash National Corp. (a)	10,790	152,139
Wabtec Corp.	14,057	1,335,556
Woodward, Inc.	8,217	419,149

		18,796,908

Industrial Metals & Mining — 0.6%
AK Steel Holding Corp. (a)	23,581	105,407
Ampco-Pittsburgh Corp.	1,402	24,479
Carpenter Technology Corp.	7,727	300,426
Century Aluminum Co. (a)	7,937	109,531
Cliffs Natural Resources, Inc. (b)	22,958	110,428
Commercial Metals Co.	17,156	277,756
Friedman Industries, Inc.	2,787	17,279
Globe Specialty Metals, Inc.	9,757	184,602
Handy & Harman Ltd. (a)	780	32,027
Haynes International, Inc.	1,874	83,599
Horsehead Holding Corp. (a)	8,576	108,572
Kaiser Aluminum Corp.	2,717	208,910
McEwen Mining, Inc. (a)(b)	39,235	40,020
Noranda Aluminum Holding Corp.	10,483	31,135
Olympic Steel, Inc.	1,597	21,496
Reliance Steel & Aluminum Co.	11,249	687,089
RTI International Metals, Inc. (a)	4,899	175,923
Steel Dynamics, Inc.	35,039	704,284
Common Stocks	Shares	Value

Industrial Metals & Mining (concluded)
Synalloy Corp.	2,147	$31,260
United States Steel Corp.	21,421	522,672
Universal Stainless & Alloy Products, Inc. (a)	1,302	34,138
Uranium Energy Corp. (a)(b)	19,733	29,599
Worthington Industries, Inc.	7,462	198,564

		4,039,196

Industrial Transportation — 1.5%
Air Lease Corp.	13,461	508,018
Air Transport Services Group, Inc. (a)	8,433	77,752
Aircastle Ltd.	9,655	216,851
ArcBest Corp.	3,738	141,633
Atlas Air Worldwide Holdings, Inc. (a)	3,637	156,464
Baltic Trading Ltd.	8,240	12,278
CAI International, Inc. (a)	2,930	71,990
Celadon Group, Inc.	3,676	100,061
Con-way, Inc.	8,242	363,719
Covenant Transportation Group, Inc., Class A (a)	1,989	65,955
Echo Global Logistics, Inc. (a)	2,581	70,358
Forward Air Corp.	4,305	233,762
FRP Holdings, Inc. (a)	1,004	36,546
Genesee & Wyoming, Inc., Class A (a)	7,559	728,990
Heartland Express, Inc.	7,267	172,664
Hub Group, Inc., Class A (a)	5,073	199,318
JB Hunt Transport Services, Inc.	13,339	1,139,084
Kirby Corp. (a)	8,365	627,793
Knight Transportation, Inc.	8,454	272,641
Landstar System, Inc.	6,377	422,795
Marten Transport Ltd.	3,567	82,754
Matson, Inc.	6,067	255,785
Old Dominion Freight Line, Inc. (a)	10,049	776,788
PAM Transportation Services, Inc. (a)	840	48,107
Patriot Transportation Holding, Inc. (a)	334	8,340
PHH Corp. (a)	7,484	180,888
Quality Distribution, Inc. (a)	5,040	52,063
Rand Logistics, Inc. (a)	5,032	16,354
Roadrunner Transportation Systems, Inc. (a)	4,005	101,206
Saia, Inc. (a)	3,719	164,752
Swift Transportation Co. (a)	12,742	331,547
TAL International Group, Inc. (a)	5,188	211,307
Teekay Corp.	6,746	314,161
Textainer Group Holdings Ltd.	3,736	112,043
Universal Truckload Services, Inc.	912	22,964
USA Truck, Inc. (a)	1,622	44,913
UTI Worldwide, Inc. (a)	13,413	164,980

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	13

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Transportation (concluded)
Werner Enterprises, Inc.	5,884	$184,816
Wesco Aircraft Holdings, Inc. (a)	7,972	122,131
Willis Lease Finance Corp. (a)	1,351	25,102
World Fuel Services Corp.	10,493	603,138
XPO Logistics, Inc. (a)	9,831	447,016
YRC Worldwide, Inc. (a)	4,194	75,324

		9,965,151

Leisure Goods — 1.0%
Activision Blizzard, Inc.	71,539	1,625,724
Arctic Cat, Inc.	2,143	77,834
Black Diamond, Inc. (a)	4,738	44,774
Brunswick Corp.	13,454	692,208
Callaway Golf Co.	11,826	112,702
Drew Industries, Inc.	3,266	200,990
DTS, Inc. (a)	2,922	99,553
Escalade, Inc.	2,070	35,977
Glu Mobile, Inc. (a)	16,419	82,259
GoPro, Inc., Class A (a)(b)	3,685	159,966
LeapFrog Enterprises, Inc. (a)	9,036	19,698
Marine Products Corp.	2,700	23,139
Nautilus, Inc. (a)	5,339	81,527
Polaris Industries, Inc.	8,843	1,247,747
Pool Corp.	6,348	442,836
RealD, Inc. (a)	7,446	95,234
Skullcandy, Inc. (a)	3,869	43,720
Take-Two Interactive Software, Inc. (a)	12,579	320,198
Thor Industries, Inc.	6,530	412,761
TiVo, Inc. (a)	15,413	163,532
Universal Electronics, Inc. (a)	2,531	142,850
Vista Outdoor, Inc. (a)	9,164	392,402
Winnebago Industries, Inc.	4,475	95,139

		6,612,770

Life Insurance — 0.4%
American Equity Investment Life Holding Co.	10,862	316,410
Amerisafe, Inc.	3,237	149,711
Atlantic American Corp.	2,927	11,796
Citizens, Inc. (a)(b)	8,213	50,592
CNO Financial Group, Inc.	29,300	504,546
eHealth, Inc. (a)	2,920	27,390
Employers Holdings, Inc.	4,842	130,686
FBL Financial Group, Inc., Class A	1,432	88,798
Independence Holding Co.	2,198	29,871
Kansas City Life Insurance Co.	643	29,533
National Western Life Insurance Co., Class A	341	86,716
The Phoenix Cos., Inc. (a)	1,034	51,690
Primerica, Inc.	7,800	397,020
StanCorp Financial Group, Inc.	5,980	410,228
Common Stocks	Shares	Value

Life Insurance (continued)
Symetra Financial Corp.	13,577	$318,516

		2,603,503

Media — 4.4%
Acxiom Corp. (a)	11,392	210,638
AH Belo Corp.	3,599	29,620
AMC Networks, Inc., Class A (a)	8,724	668,607
Ascent Capital Group, Inc., Class A (a)	2,129	84,755
Bankrate, Inc. (a)	9,127	103,500
Beasley Broadcasting Group, Inc., Class A	784	4,006
Charter Communications, Inc., Class A (a)	12,029	2,322,920
Clear Channel Outdoor Holdings, Inc., Class A	6,448	65,254
ComScore, Inc. (a)	5,060	259,072
Constant Contact, Inc. (a)	4,980	190,286
Courier Corp.	2,399	58,728
Crown Media Holdings, Inc., Class A (a)	8,667	34,668
CSS Industries, Inc.	1,461	44,049
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	18,856	46,574
Dex Media, Inc. (a)	1,243	5,208
DISH Network Corp., Class A (a)	30,936	2,167,376
Dolby Laboratories, Inc., Class A	6,244	238,271
DreamWorks Animation SKG, Inc., Class A (a)(b)	10,669	258,190
Emmis Communications Corp., Class A (a)	10,615	21,124
Entercom Communications Corp., Class A (a)	3,775	45,866
Entravision Communications Corp., Class A	9,442	59,768
EW Scripps Co. (a)	5,048	143,565
FactSet Research Systems, Inc.	5,659	900,913
Global Eagle Entertainment, Inc. (a)	4,668	62,131
Graham Holdings Co., Class B	641	672,813
Gray Television, Inc. (a)	7,885	108,971
Groupon, Inc. (a)	59,764	430,898
Harte-Hanks, Inc.	6,749	52,642
IHS, Inc., Class A (a)	10,002	1,137,827
John Wiley & Sons, Inc., Class A	6,562	401,201
Journal Communications, Inc., Class A (a)	6,809	100,909
Lamar Advertising Co., Class A	11,715	694,348
Lee Enterprises, Inc. (a)	5,134	16,275
Liberty Global PLC (a)	86,856	4,326,297
Liberty Global PLC, Class A (a)	35,909	1,848,236
Liberty Interactive Corp., Series A (a)	64,082	1,870,554

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	14

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Media (concluded)
Liberty Media Corp., Class A (a)	14,534	$560,286
Liberty Media Corp., Class C (a)	29,341	1,120,826
Liberty Ventures, Series A (a)	20,301	852,845
Lions Gate Entertainment Corp.	11,776	399,442
Live Nation Entertainment, Inc. (a)	21,499	542,420
Local Corp. (a)	13,417	6,172
Marchex, Inc., Class B	5,246	21,404
Martha Stewart Living Omnimedia, Class A (a)	6,396	41,574
The McClatchy Co., Class A (a)	10,903	20,062
Media General, Inc. (a)	11,628	191,746
Meredith Corp.	5,493	306,345
Morningstar, Inc.	2,925	219,112
National CineMedia, Inc.	10,222	154,352
New Media Investment Group, Inc.	5,686	136,066
The New York Times Co., Class A	18,910	260,202
Nexstar Broadcasting Group, Inc., Class A	4,695	268,648
Outfront Media, Inc.	20,084	600,913
Pandora Media, Inc. (a)	26,311	426,501
QuinStreet, Inc. (a)	7,427	44,191
RetailMeNot, Inc. (a)	5,282	95,129
Saga Communications, Inc., Class A	1,186	52,824
Scholastic Corp.	3,799	155,531
Sinclair Broadcast Group, Inc., Class A	10,956	344,128
Sirius XM Holdings, Inc. (a)	374,350	1,430,017
Sizmek, Inc. (a)	4,901	35,581
Spanish Broadcasting System, Inc. (a)	1,474	5,925
SPAR Group, Inc. (a)	3,165	4,621
Starz, Class A (a)	12,355	425,136
TechTarget, Inc. (a)	4,373	50,421
TheStreet, Inc.	13,786	24,815
Time, Inc.	15,923	357,312
Tribune Co., Class A	12,964	788,341
Tribune Publishing Co.	2,998	58,161
Value Line, Inc.	1,830	26,736
WebMD Health Corp. (a)	5,811	254,725
XO Group, Inc. (a)	4,623	81,688
Yelp, Inc. (a)	9,028	427,476

		30,477,734

Mining — 0.4%
Alpha Natural Resources, Inc. (a)(b)	33,676	33,673
Arch Coal, Inc. (a)(b)	32,421	32,418
Cloud Peak Energy, Inc. (a)	9,192	53,497
Coeur Mining, Inc. (a)	16,289	76,721
Compass Minerals International, Inc.	4,861	453,094
General Moly, Inc. (a)	16,768	8,552
Common Stocks	Shares	Value

Mining (concluded)
Golden Minerals Co. (a)(b)	9,302	$3,805
Hecla Mining Co.	55,170	164,406
Molycorp, Inc. (a)(b)	32,220	12,414
Peabody Energy Corp. (b)	39,522	194,448
Royal Gold, Inc.	9,697	611,978
Solitario Exploration & Royalty Corp. (a)	15,315	11,486
Stillwater Mining Co. (a)	18,398	237,702
SunCoke Energy, Inc.	10,366	154,868
Timberline Resources Corp. (a)	1,250	815
U.S. Silica Holdings, Inc.	7,972	283,883
Walter Energy, Inc. (b)	10,822	6,710
Westmoreland Coal Co. (a)	2,842	76,052

		2,416,522

Mobile Telecommunications — 0.7%
Atlantic Tele-Network, Inc.	1,510	104,522
Globalstar, Inc. (a)(b)	32,480	108,158
Iridium Communications, Inc. (a)	12,372	120,132
NTELOS Holdings Corp.	3,146	15,101
ORBCOMM, Inc. (a)	8,002	47,772
Pacific DataVision, Inc. (a)	87	4,350
SBA Communications Corp., Class A (a)	18,887	2,211,668
Shenandoah Telecommunications Co.	3,515	109,528
Spok Holdings, Inc.	3,740	71,696
Sprint Corp. (a)	114,337	541,957
T-Mobile U.S., Inc. (a)	38,648	1,224,755
Telephone & Data Systems, Inc.	13,697	341,055
Towerstream Corp. (a)	9,963	21,520
United States Cellular Corp. (a)	1,368	48,865

		4,971,079

Nonlife Insurance — 3.4%
Alleghany Corp. (a)	2,352	1,145,424
Allied World Assurance Co. Holdings AG	13,951	563,620
Ambac Financial Group, Inc. (a)	6,424	155,461
American Financial Group, Inc.	10,489	672,869
American National Insurance Co.	1,087	106,950
AmTrust Financial Services, Inc.	4,351	247,942
Arch Capital Group Ltd. (a)	18,623	1,147,177
Argo Group International Holdings Ltd.	4,274	214,341
Arthur J Gallagher & Co.	24,079	1,125,693
Aspen Insurance Holdings Ltd.	9,163	432,768
Assured Guaranty Ltd.	23,146	610,823
Axis Capital Holdings Ltd.	14,687	757,555
Baldwin & Lyons, Inc., Class B	1,784	41,853
Brown & Brown, Inc.	17,462	578,167
CNA Financial Corp.	3,267	135,352
Donegal Group, Inc., Class A	1,871	29,412

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	15

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Nonlife Insurance (concluded)
EMC Insurance Group, Inc.	901	$30,454
Endurance Specialty Holdings Ltd.	6,510	398,021
Enstar Group Ltd. (a)	1,419	201,299
Erie Indemnity Co., Class A	3,658	319,197
Everest Re Group Ltd.	6,441	1,120,734
Federated National Holding Co.	2,537	77,632
First Acceptance Corp. (a)	8,599	20,810
First American Financial Corp.	15,711	560,568
Global Indemnity PLC (a)	1,701	47,203
Greenlight Capital Re Ltd. (a)	4,775	151,845
The Hanover Insurance Group, Inc.	6,420	465,964
HCC Insurance Holdings, Inc.	14,084	798,140
HCI Group, Inc.	1,432	65,686
Hilltop Holdings, Inc. (a)	12,181	236,799
Horace Mann Educators Corp.	6,108	208,894
Infinity Property & Casualty Corp.	1,707	140,059
Kemper Corp.	7,376	287,369
Maiden Holdings Ltd.	8,194	121,517
Markel Corp. (a)	2,064	1,587,133
MBIA, Inc. (a)	21,455	199,531
Meadowbrook Insurance Group, Inc.	7,057	59,985
Mercury General Corp.	3,553	205,186
Montpelier Re Holdings Ltd.	5,876	225,873
National General Holdings Corp.	6,931	129,610
National Interstate Corp.	1,767	49,617
The Navigators Group, Inc. (a)	1,693	131,783
Old Republic International Corp.	36,117	539,588
OneBeacon Insurance Group Ltd.	2,550	38,786
PartnerRe Ltd.	6,881	786,705
ProAssurance Corp.	8,465	388,628
Reinsurance Group of America, Inc.	9,791	912,423
RenaissanceRe Holdings Ltd.	6,693	667,493
RLI Corp.	5,342	279,974
Safety Insurance Group, Inc.	2,120	126,670
Selective Insurance Group, Inc.	8,290	240,824
State Auto Financial Corp.	2,450	59,511
State National Cos., Inc.	4,426	44,039
Third Point Reinsurance Ltd. (a)	8,831	124,959
United Fire Group, Inc.	3,306	105,032
United Insurance Holdings Corp.	2,597	58,433
Universal Insurance Holdings, Inc.	4,997	127,873
Validus Holdings Ltd.	12,014	505,789
W.R. Berkley Corp.	14,728	743,911
White Mountains Insurance Group Ltd.	817	559,253
Willis Group Holdings PLC	25,520	1,229,554

		23,345,761

Oil & Gas Producers — 2.6%
Abraxas Petroleum Corp. (a)	16,317	53,030
Adams Resources & Energy, Inc.	460	30,917
Common Stocks	Shares	Value

Oil & Gas Producers (continued)
Alon USA Energy, Inc.	3,887	$64,408
Approach Resources, Inc. (a)(b)	5,719	37,688
Barnwell Industries, Inc. (a)	1,930	4,593
Bill Barrett Corp. (a)	7,950	65,985
Bonanza Creek Energy, Inc. (a)	4,674	115,261
C&J Energy Services, Ltd. (a)	7,389	82,240
California Resources Corp.	45,265	344,467
Callon Petroleum Co. (a)	7,999	59,753
Carrizo Oil & Gas, Inc. (a)	6,520	323,718
Cheniere Energy, Inc. (a)	32,103	2,484,772
Clayton Williams Energy, Inc. (a)	984	49,820
Cobalt International Energy, Inc. (a)	44,584	419,535
Comstock Resources, Inc. (b)	7,198	25,697
Concho Resources, Inc. (a)	17,342	2,010,285
Contango Oil & Gas Co. (a)	2,387	52,514
Continental Resources, Inc. (a)	12,661	552,906
CVR Energy, Inc.	2,530	107,677
Dawson Geophysical Co. (a)	2,307	9,851
Delek U.S. Holdings, Inc.	7,735	307,466
Denbury Resources, Inc.	51,462	375,158
Diamondback Energy, Inc. (a)	8,593	660,286
Eclipse Resources Corp. (a)	4,425	24,868
Emerald Oil, Inc. (a)	10,123	7,491
Energen Corp.	10,795	712,470
Energy XXI Bermuda Ltd. (b)	14,483	52,718
EP Energy Corp., Class A (a)	3,312	34,710
Era Group, Inc. (a)	2,938	61,228
Escalera Resources Co. (a)	6,258	2,190
Evolution Petroleum Corp.	5,834	34,712
EXCO Resources, Inc. (b)	28,887	52,863
FX Energy, Inc. (a)	13,494	16,868
Gastar Exploration, Inc. (a)	10,078	26,404
Goodrich Petroleum Corp. (a)(b)	5,844	20,746
Gulfport Energy Corp. (a)	12,833	589,163
Halcon Resources Corp. (a)(b)	39,882	61,418
Harvest Natural Resources, Inc. (a)	7,655	3,422
HollyFrontier Corp.	28,598	1,151,641
Houston American Energy Corp. (a)	5,104	1,021
Isramco, Inc. (a)(b)	353	44,407
Kosmos Energy Ltd. (a)	16,595	131,266
Laredo Petroleum, Inc. (a)	17,015	221,876
Magellan Petroleum Corp. (a)	18,301	9,334
Magnum Hunter Resources Corp. (a)(b)	28,161	75,190
Matador Resources Co. (a)	9,966	218,455
Memorial Resource Development Corp. (a)	10,621	188,417
Midstates Petroleum Co., Inc. (a)	5,262	4,473
Miller Energy Resources, Inc. (a)(b)	7,135	4,460
Nabors Industries Ltd.	41,860	571,389
Northern Oil and Gas, Inc. (a)	9,819	75,704
Oasis Petroleum, Inc. (a)	19,693	280,034
Pacific Ethanol, Inc. (a)	3,564	38,456

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	16

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil & Gas Producers (concluded)
Panhandle Oil and Gas, Inc.	2,706	$53,552
Parsley Energy, Inc., Class A (a)	7,203	115,104
PBF Energy, Inc.	12,709	431,089
PDC Energy, Inc. (a)	5,599	302,570
Penn Virginia Corp. (a)	9,586	62,117
PetroQuest Energy, Inc. (a)	11,732	26,984
Pioneer Energy Services Corp. (a)	10,165	55,094
PostRock Energy Corp. (a)	401	726
Resolute Energy Corp. (a)	11,641	6,559
Rex Energy Corp. (a)(b)	7,757	28,856
Ring Energy, Inc. (a)	2,314	24,575
Rosetta Resources, Inc. (a)	9,456	160,941
RSP Permian, Inc. (a)	4,410	111,088
Sanchez Energy Corp. (a)(b)	7,713	100,346
SandRidge Energy, Inc. (a)(b)	56,754	101,022
SemGroup Corp., Class A	6,370	518,136
SM Energy Co.	10,049	519,332
Stone Energy Corp. (a)	8,175	120,009
Swift Energy Co. (a)(b)	6,841	14,777
Syntroleum Corp. (a)	2,214	—
Targa Resources Corp.	5,250	502,897
Triangle Petroleum Corp. (a)(b)	10,105	50,828
Ultra Petroleum Corp. (a)(b)	23,153	361,881
Vaalco Energy, Inc. (a)	9,110	22,319
W&T Offshore, Inc.	5,629	28,764
Warren Resources, Inc. (a)	13,542	12,052
Western Refining, Inc.	10,008	494,295
Whiting Petroleum Corp. (a)	24,601	760,171
WPX Energy, Inc. (a)	30,349	331,715
ZaZa Energy Corp. (a)	1	2
Zion Oil & Gas, Inc. (a)	12,444	21,653

		18,294,875

Oil Equipment, Services & Distribution — 1.7%
Atwood Oceanics, Inc.	8,724	245,232
Basic Energy Services, Inc. (a)	5,297	36,708
Bristow Group, Inc.	5,153	280,581
CARBO Ceramics, Inc. (b)	2,969	90,584
Chart Industries, Inc. (a)	4,432	155,452
Civeo Corp.	16,120	40,945
Core Laboratories NV	6,458	674,796
Dakota Plains Holdings, Inc. (a)	11,167	20,659
DHT Holdings, Inc.	9,761	68,132
Dresser-Rand Group, Inc. (a)	11,231	902,411
Dril-Quip, Inc. (a)	5,938	406,100
Exterran Holdings, Inc.	9,039	303,439
Flotek Industries, Inc. (a)	7,402	109,105
Forum Energy Technologies, Inc. (a)	9,191	180,144
Frank's International NV	5,137	96,062
Geospace Technologies Corp. (a)	2,032	33,548
Glori Energy, Inc. (a)(b)	3,868	8,239
Gulf Island Fabrication, Inc.	1,934	28,739
Common Stocks	Shares	Value

Oil Equipment, Services & Distribution (concluded)
Gulfmark Offshore, Inc., Class A	3,659	$47,713
Helix Energy Solutions Group, Inc. (a)	14,959	223,787
Hercules Offshore, Inc. (a)(b)	24,567	10,299
Hornbeck Offshore Services, Inc. (a)	5,026	94,539
ION Geophysical Corp. (a)	21,270	46,156
Key Energy Services, Inc. (a)	19,538	35,559
Matrix Service Co. (a)	4,402	77,299
McDermott International, Inc. (a)	35,472	136,212
Mitcham Industries, Inc. (a)	2,357	10,842
MRC Global, Inc. (a)	15,474	183,367
Natural Gas Services Group, Inc. (a)	2,416	46,436
Newpark Resources, Inc. (a)	13,319	121,336
NOW, Inc. (a)(b)	15,925	344,617
Oceaneering International, Inc.	14,604	787,594
OGE Energy Corp.	29,151	921,463
Oil States International, Inc. (a)	7,480	297,480
Par Petroleum Corp. (a)	3,939	91,424
Paragon Offshore PLC (b)	12,673	16,475
Parker Drilling Co. (a)	19,733	68,868
Patterson-UTI Energy, Inc.	21,247	398,912
PHI, Inc. (a)	2,122	63,830
Rowan Cos. PLC, Class A	18,357	325,102
RPC, Inc.	9,161	117,352
SEACOR Holdings, Inc. (a)	2,751	191,662
Seventy Seven Energy, Inc. (a)	5,432	22,543
Superior Energy Services, Inc.	22,678	506,627
Tesco Corp.	4,864	55,304
TETRA Technologies, Inc. (a)	12,273	75,847
Tidewater, Inc.	7,273	139,205
Unit Corp. (a)	6,614	185,060
Weatherford International PLC (a)	112,754	1,386,874
Willbros Group, Inc. (a)	6,727	22,266

		10,732,926

Personal Goods — 1.1%
American Apparel, Inc. (a)(b)	13,016	9,127
Avon Products, Inc.	63,316	505,895
Carter's, Inc.	7,900	730,513
Cherokee, Inc.	2,419	47,122
Columbia Sportswear Co.	3,550	216,195
Coty, Inc., Class A (a)	9,940	241,244
Crocs, Inc. (a)	13,180	155,656
Culp, Inc.	1,628	43,549
Deckers Outdoor Corp. (a)	5,161	376,082
Elizabeth Arden, Inc. (a)(b)	3,743	58,391
G-III Apparel Group Ltd. (a)	2,558	288,159
Helen of Troy Ltd. (a)	4,069	331,583
Iconix Brand Group, Inc. (a)	7,394	248,956
Inter Parfums, Inc.	2,513	81,974
Kate Spade & Co. (a)	18,772	626,797

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	17

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Personal Goods (concluded)
Lakeland Industries, Inc. (a)	2,101	$18,804
Lululemon Athletica, Inc. (a)	15,343	982,259
Movado Group, Inc.	2,713	77,375
Nu Skin Enterprises, Inc., Class A	8,666	521,780
Orchids Paper Products Co.	1,530	41,249
Oxford Industries, Inc.	2,293	173,007
Perry Ellis International, Inc. (a)	2,072	47,987
Quiksilver, Inc. (a)	20,298	37,551
Revlon, Inc., Class A (a)	2,114	87,097
Rocky Brands, Inc.	1,306	28,210
Sequential Brands Group, Inc. (a)	2,945	31,511
Skechers U.S.A., Inc., Class A (a)	6,023	433,114
Steven Madden Ltd. (a)	8,659	329,042
Tumi Holdings, Inc. (a)	7,379	180,490
Unifi, Inc. (a)	2,706	97,659
Vera Bradley, Inc. (a)	3,446	55,928
Vince Holding Corp. (a)	1,692	31,387
Weyco Group, Inc.	882	26,372
Wolverine World Wide, Inc.	15,103	505,195

		7,667,260

Pharmaceuticals & Biotechnology — 6.7%
ACADIA Pharmaceuticals, Inc. (a)	11,962	389,842
Accelerate Diagnostics, Inc. (a)	2,479	55,777
Acceleron Pharma, Inc. (a)	948	36,081
AcelRx Pharmaceuticals, Inc. (a)(b)	2,300	8,878
Achillion Pharmaceuticals, Inc. (a)	14,369	141,678
Acorda Therapeutics, Inc. (a)	6,488	215,921
Acura Pharmaceuticals, Inc. (a)	11,590	9,156
Adamis Pharmaceuticals Corp. (a)	2,938	11,576
Advaxis, Inc. (a)	4,185	60,431
Aegerion Pharmaceuticals, Inc. (a)	4,247	111,144
Aerie Pharmaceuticals, Inc. (a)	1,998	62,617
Affymetrix, Inc. (a)	12,654	158,934
Agenus, Inc. (a)	13,328	68,373
Agios Pharmaceuticals, Inc. (a)	1,366	128,814
Akorn, Inc. (a)	10,916	518,619
Albany Molecular Research, Inc. (a)	4,097	72,107
Alder Biopharmaceuticals, Inc. (a)	2,358	68,052
Alimera Sciences, Inc. (a)(b)	2,788	13,968
Alkermes PLC (a)	21,500	1,310,855
Alnylam Pharmaceuticals, Inc. (a)	10,640	1,111,029
AMAG Pharmaceuticals, Inc. (a)	3,609	197,268
Amicus Therapeutics, Inc. (a)	10,084	109,714
Ampio Pharmaceuticals, Inc. (a)(b)	8,902	67,032
Anacor Pharmaceuticals, Inc. (a)	5,912	342,009
ANI Pharmaceuticals, Inc. (a)	1,511	94,513
Apricus Biosciences, Inc. (a)(b)	16,528	30,907
Aratana Therapeutics, Inc. (a)	2,798	44,796
Arena Pharmaceuticals, Inc. (a)	36,143	157,945
Ariad Pharmaceuticals, Inc. (a)	27,777	228,882
Arqule, Inc. (a)	20,616	46,180
Array BioPharma, Inc. (a)	21,612	159,280
Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Arrowhead Research Corp. (a)(b)	6,836	$46,246
Atara Biotherapeutics, Inc. (a)	1,463	60,817
Athersys, Inc. (a)(b)	12,887	37,115
Auspex Pharmaceuticals, Inc. (a)	2,694	270,127
Avalanche Biotechnologies, Inc. (a)	615	24,920
Bio Path Holdings, Inc. (a)(b)	6,899	12,418
Bio-Techne Corp.	5,373	538,858
BioCryst Pharmaceuticals, Inc. (a)	10,728	96,874
BioDelivery Sciences International, Inc. (a)	7,090	74,445
BioMarin Pharmaceutical, Inc. (a)	22,556	2,810,929
Biota Pharmaceuticals, Inc. (a)	9,894	22,756
Biotime, Inc. (a)(b)	11,313	56,226
Bluebird Bio, Inc. (a)	4,170	503,611
Calithera Biosciences, Inc. (a)(b)	1,170	19,211
CASI Pharmaceuticals, Inc. (a)	7,740	11,378
Catalent, Inc. (a)	10,699	333,274
Catalyst Pharmaceutical Partners, Inc. (a)	9,877	42,767
Cel-Sci Corp. (a)	14,672	15,406
Celladon Corp. (a)	909	17,216
Celldex Therapeutics, Inc. (a)	13,467	375,325
Cempra, Inc. (a)	4,680	160,571
Cerus Corp. (a)(b)	13,853	57,767
Charles River Laboratories International, Inc. (a)	7,090	562,166
Chimerix, Inc. (a)	4,532	170,811
Cleveland BioLabs, Inc. (a)	1,041	3,737
Clovis Oncology, Inc. (a)	4,492	333,441
Columbia Laboratories, Inc. (a)	4,676	29,038
Corcept Therapeutics, Inc. (a)	12,029	67,362
Coronado Biosciences, Inc. (a)(b)	6,807	26,207
CTI BioPharma Corp. (a)	30,486	55,180
Cumberland Pharmaceuticals, Inc. (a)	4,500	29,970
Curis, Inc. (a)	24,444	58,666
Cytokinetics, Inc. (a)	7,734	52,436
Cytori Therapeutics, Inc. (a)(b)	19,551	23,070
CytRx Corp. (a)(b)	9,758	32,884
Depomed, Inc. (a)	9,510	213,119
Dermira, Inc. (a)	1,540	23,639
Dicerna Pharmaceuticals, Inc. (a)	1,097	26,361
Discovery Laboratories, Inc. (a)	22,340	26,585
Durect Corp. (a)	26,685	50,968
Dyax Corp. (a)	21,301	356,898
Dynavax Technologies Corp. (a)	5,246	117,668
Emergent Biosolutions, Inc. (a)	4,834	139,026
Enanta Pharmaceuticals, Inc. (a)	1,103	33,774
Endocyte, Inc. (a)	6,241	39,069
Enzo Biochem, Inc. (a)	8,028	23,683
Epizyme, Inc. (a)	1,203	22,592
Esperion Therapeutics, Inc. (a)	1,396	129,270
Exact Sciences Corp. (a)	12,831	282,539

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	18

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Exelixis, Inc. (a)(b)	33,152	$85,201
FibroGen, Inc. (a)	1,149	36,056
Five Prime Therapeutics, Inc. (a)	3,175	72,549
Foundation Medicine, Inc. (a)	2,907	139,856
Galena Biopharma, Inc. (a)(b)	24,162	33,585
Genomic Health, Inc. (a)	3,102	94,766
GenVec, Inc. (a)	8,267	24,305
Geron Corp. (a)	25,126	94,725
GTx, Inc. (a)	17,845	12,058
Halozyme Therapeutics, Inc. (a)	15,534	221,825
Harvard Bioscience, Inc. (a)	8,239	47,951
Hemispherx Biopharma, Inc. (a)	9,683	2,208
Heron Therapeutics, Inc. (a)	1,979	28,794
Horizon Pharma PLC (a)	9,385	243,728
Hyperion Therapeutics, Inc. (a)	1,275	58,522
Idera Pharmaceuticals, Inc. (a)	13,765	51,068
IGI Laboratories, Inc. (a)	2,837	23,150
Illumina, Inc. (a)	20,585	3,821,399
Immunogen, Inc. (a)	13,864	124,083
Immunomedics, Inc. (a)	17,696	67,776
Impax Laboratories, Inc. (a)	9,736	456,326
INC Research Holdings, Inc., Class A (a)	1,218	39,865
Incyte Corp. Ltd. (a)	22,570	2,068,766
Infinity Pharmaceuticals, Inc. (a)	7,013	98,042
Inovio Pharmaceuticals, Inc. (a)(b)	9,511	77,610
Insmed, Inc. (a)	6,623	137,758
Insys Therapeutics, Inc. (a)	989	57,491
Intercept Pharmaceuticals, Inc. (a)	1,827	515,251
Intrexon Corp. (a)	5,140	233,202
Ironwood Pharmaceuticals, Inc. (a)	19,090	305,440
Isis Pharmaceuticals, Inc. (a)	17,362	1,105,438
IsoRay, Inc. (a)(b)	10,055	15,786
Jazz Pharmaceuticals PLC (a)	8,830	1,525,736
Karyopharm Therapeutics, Inc. (a)	3,090	94,585
Keryx Biopharmaceuticals, Inc. (a)(b)	14,228	181,122
Kite Pharma, Inc. (a)	1,295	74,696
KYTHERA Biopharmaceuticals, Inc. (a)	2,175	109,076
La Jolla Pharmaceutical Co. (a)	1,280	23,424
Lannett Co., Inc. (a)	4,175	282,689
Lexicon Pharmaceuticals, Inc. (a)	43,307	40,895
Ligand Pharmaceuticals, Inc., Class B (a)	2,972	229,171
Luminex Corp. (a)	6,305	100,880
MacroGenics, Inc. (a)	3,492	109,544
MannKind Corp. (a)(b)	37,112	192,982
Medgenics, Inc. (a)	3,825	30,791
The Medicines Co. (a)	10,184	285,356
Medivation, Inc. (a)	11,370	1,467,526
Merrimack Pharmaceuticals, Inc. (a)	12,795	152,005
Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
MiMedx Group, Inc. (a)	11,683	$121,503
Momenta Pharmaceuticals, Inc. (a)	8,170	124,184
Myriad Genetics, Inc. (a)(b)	10,767	381,152
Nanosphere, Inc. (a)	18,468	4,285
Nektar Therapeutics (a)	20,082	220,902
Neuralstem, Inc. (a)(b)	17,361	32,986
Neurocrine Biosciences, Inc. (a)	11,221	445,586
NewLink Genetics Corp. (a)	2,552	139,620
Northwest Biotherapeutics, Inc. (a)(b)	5,743	42,326
Novavax, Inc. (a)	37,613	311,059
Omeros Corp. (a)	4,207	92,680
OncoMed Pharmaceuticals, Inc. (a)	799	20,598
Oncothyreon, Inc. (a)	17,944	29,249
Ophthotech Corp. (a)	1,149	53,463
Opko Health, Inc. (a)(b)	35,588	504,282
Orexigen Therapeutics, Inc. (a)(b)	18,080	141,566
Organovo Holdings, Inc. (a)(b)	9,316	32,979
Osiris Therapeutics, Inc. (a)	3,311	58,207
Otonomy, Inc. (a)	1,767	62,481
OvaScience, Inc. (a)	2,920	101,412
Pacific Biosciences of California, Inc. (a)	10,142	59,229
Pacira Pharmaceuticals, Inc. (a)	5,453	484,499
Pain Therapeutics, Inc. (a)	8,736	16,511
Palatin Technologies, Inc. (a)	16,279	16,605
Paratek Pharmaceuticals, Inc.	1,099	34,355
PDL BioPharma, Inc.	24,747	174,095
Peregrine Pharmaceuticals, Inc. (a)(b)	35,720	48,222
Pernix Therapeutics Holdings (a)	4,089	43,711
Pfenex, Inc. (a)	1,203	19,176
Pharmacyclics, Inc. (a)	8,998	2,303,038
PharmAthene, Inc. (a)(b)	7,974	12,998
Portola Pharmaceuticals, Inc. (a)	6,547	248,524
Pozen, Inc. (a)	5,597	43,209
PRA Health Sciences, Inc. (a)	2,490	71,812
Prestige Brands Holdings, Inc. (a)	7,755	332,612
Progenics Pharmaceuticals, Inc. (a)	11,869	70,977
Prothena Corp. PLC (a)	3,641	138,868
pSivida Corp. (a)	3,781	14,935
PTC Therapeutics, Inc. (a)	3,321	202,083
Puma Biotechnology, Inc. (a)	2,972	701,719
Quintiles Transnational Holdings, Inc. (a)	10,227	684,902
Radius Health, Inc. (a)	1,922	79,109
Raptor Pharmaceutical Corp. (a)	11,056	120,179
Receptos, Inc. (a)	4,377	721,723
Regulus Therapeutics, Inc. (a)	2,870	48,618
Relypsa, Inc. (a)	3,875	139,771
Repligen Corp. (a)	5,025	152,559
Repros Therapeutics, Inc. (a)	4,528	38,895
Retrophin, Inc. (a)	2,968	71,113

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	19

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (concluded)
Revance Therapeutics, Inc. (a)	1,448	$30,017
Rexahn Pharmaceuticals, Inc. (a)(b)	36,171	26,405
Rigel Pharmaceuticals, Inc. (a)	16,778	59,897
Sage Therapeutics, Inc. (a)	726	36,467
Sagent Pharmaceuticals, Inc. (a)	3,816	88,722
Salix Pharmaceuticals Ltd. (a)	9,366	1,618,538
Sangamo Biosciences, Inc. (a)	10,912	171,100
Sarepta Therapeutics, Inc. (a)(b)	6,277	83,359
Sciclone Pharmaceuticals, Inc. (a)	8,444	74,814
Seattle Genetics, Inc. (a)	14,971	529,225
Sequenom, Inc. (a)(b)	22,329	88,200
Sorrento Therapeutics, Inc. (a)	3,711	42,899
Spectrum Pharmaceuticals, Inc. (a)	11,101	67,383
StemCells, Inc. (a)	19,530	19,921
Stemline Therapeutics, Inc. (a)	1,170	16,930
Sucampo Pharmaceuticals, Inc., Class A (a)	3,182	49,512
Sunesis Pharmaceuticals, Inc. (a)	5,806	14,225
Supernus Pharmaceuticals, Inc. (a)	2,387	28,859
Synageva BioPharma Corp. (a)	3,356	327,311
Synergy Pharmaceuticals, Inc. (a)(b)	10,996	50,801
Synta Pharmaceuticals Corp. (a)	15,752	30,559
Synthetic Biologics, Inc. (a)	11,059	24,219
Tetraphase Pharmaceuticals, Inc. (a)	3,292	120,619
TG Therapeutics, Inc. (a)	4,221	65,341
TherapeuticsMD, Inc. (a)	14,814	89,625
Theravance Biopharma, Inc. (a)(b)	3,971	68,897
Theravance, Inc. (b)	12,381	194,629
Threshold Pharmaceuticals, Inc. (a)	12,218	49,605
Trovagene, Inc. (a)	3,761	25,612
Trubion Pharmaceuticals, Inc.	3,113	—
Ultragenyx Pharmaceutical, Inc. (a)	3,425	212,658
United Therapeutics Corp. (a)	6,963	1,200,665
Vanda Pharmaceuticals, Inc. (a)	6,032	56,098
Vical, Inc. (a)	29,769	28,129
Vitae Pharmaceuticals, Inc. (a)	635	7,436
Vital Therapies, Inc. (a)	579	14,481
Vivus, Inc. (a)(b)	17,507	43,067
Xencor Inc. (a)	4,814	73,750
XenoPort, Inc. (a)	10,358	73,749
XOMA Corp. (a)	14,458	52,627
ZIOPHARM Oncology, Inc. (a)(b)	17,961	193,440
ZS Pharma, Inc. (a)	860	36,189

		45,946,399

Real Estate Investment & Services — 1.0%
Alexander & Baldwin, Inc.	6,845	295,567
Altisource Portfolio Solutions SA (a)(b)	2,384	30,682
American Realty Investors, Inc. (a)	1,631	8,791
Common Stocks	Shares	Value

Real Estate Investment & Services (concluded)
AV Homes, Inc. (a)	2,544	$40,602
BBX Capital Corp. (a)	1,716	31,918
CareTrust REIT, Inc.	6,408	86,892
Columbia Property Trust, Inc.	19,040	514,461
Consolidated-Tomoka Land Co.	1,260	75,172
Forest City Enterprises, Inc., Class A (a)	24,288	619,830
Forestar Group, Inc. (a)	5,654	89,164
Gaming and Leisure Properties, Inc.	13,835	510,096
HFF, Inc., Class A	5,216	195,809
The Howard Hughes Corp. (a)	5,253	814,320
Jones Lang LaSalle, Inc.	6,526	1,112,030
Kennedy-Wilson Holdings, Inc.	10,998	287,488
Maui Land & Pineapple Co., Inc. (a)	5,106	30,176
Nationstar Mortgage Holdings, Inc. (a)	3,601	89,197
RE/MAX Holdings, Inc., Class A	1,928	64,029
Realogy Holdings Corp. (a)	21,430	974,636
Reis, Inc.	1,837	47,101
The St. Joe Co. (a)	13,438	249,409
Tejon Ranch Co. (a)	2,659	70,331
Zillow Group, Inc., Class A Class A (a)	6,197	621,559

		6,859,260

Real Estate Investment Trusts (REITs) — 9.0%
Acadia Realty Trust	9,651	336,627
AG Mortgage Investment Trust, Inc.	4,392	82,745
Agree Realty Corp.	3,375	111,274
Alexander's, Inc.	462	210,940
Alexandria Real Estate Equities, Inc.	10,646	1,043,734
Altisource Residential Corp.	9,073	189,263
American Assets Trust, Inc.	5,207	225,359
American Campus Communities, Inc.	15,864	680,090
American Capital Agency Corp.	50,760	1,082,711
American Capital Mortgage Investment Corp.	7,748	139,154
American Homes 4 Rent, Class A	20,595	340,847
American Realty Capital Properties, Inc.	134,167	1,321,545
American Residential Properties, Inc. (a)	5,489	98,747
Annaly Capital Management, Inc.	135,856	1,412,902
Anworth Mortgage Asset Corp.	19,542	99,469
Apollo Commercial Real Estate Finance, Inc.	8,159	140,172
Apollo Residential Mortgage, Inc.	5,765	91,952
Arbor Realty Trust, Inc.	9,585	66,903
Arlington Asset Investment Corp.	1,883	45,305
ARMOUR Residential REIT, Inc.	59,489	188,580

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	20

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Ashford Hospitality Prime, Inc.	3,025	$50,729
Ashford Hospitality Trust, Inc.	12,545	120,683
Associated Estates Realty Corp.	8,526	210,422
Aviv REIT, Inc.	3,753	136,985
BioMed Realty Trust, Inc.	29,081	658,975
Blackstone Mortgage Trust, Inc., Class A	7,489	212,463
Bluerock Residential Growth REIT, Inc.	1,185	15,796
Brandywine Realty Trust	26,057	416,391
Brixmor Property Group, Inc.	19,721	523,593
BRT Realty Trust (a)	3,601	25,711
Camden Property Trust	12,650	988,345
Campus Crest Communities, Inc.	10,740	76,898
Capstead Mortgage Corp.	13,114	154,352
CBL & Associates Properties, Inc.	25,753	509,909
Cedar Realty Trust, Inc.	12,109	90,696
Chambers Street Properties	36,585	288,290
Chatham Lodging Trust	5,995	176,313
Chesapeake Lodging Trust	7,920	267,934
Chimera Investment Corp.	149,738	470,177
CIM Commercial Trust Corp.	2,227	41,222
Colony Financial, Inc.	14,537	376,799
Coresite Realty Corp.	3,504	170,575
Corporate Office Properties Trust	13,407	393,898
Cousins Properties, Inc.	27,054	286,772
CubeSmart	23,363	564,216
CyrusOne, Inc.	5,141	159,988
CYS Investments, Inc.	22,332	198,978
DCT Industrial Trust, Inc.	11,926	413,355
DDR Corp.	43,400	808,108
DiamondRock Hospitality Co.	28,241	399,045
Digital Realty Trust, Inc.	19,699	1,299,346
Douglas Emmett, Inc.	20,008	596,438
Duke Realty Corp.	49,363	1,074,633
DuPont Fabros Technology, Inc.	10,020	327,454
Dynex Capital, Inc.	8,166	69,166
EastGroup Properties, Inc.	4,779	287,409
Education Realty Trust, Inc.	5,688	201,241
Empire State Realty Trust, Inc., Class A	14,404	270,939
EPR Properties	8,521	511,516
Equity Commonwealth (a)	18,596	493,724
Equity Lifestyle Properties, Inc.	11,790	647,861
Equity One, Inc.	10,596	282,807
Excel Trust, Inc.	11,118	155,874
Extra Space Storage, Inc.	16,067	1,085,647
Federal Realty Investment Trust	9,967	1,467,242
FelCor Lodging Trust, Inc.	16,940	194,641
First Industrial Realty Trust, Inc.	15,801	338,615
First Potomac Realty Trust	10,450	124,251
Franklin Street Properties Corp.	14,004	179,531
Geo Group, Inc.	10,503	459,401
Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Getty Realty Corp.	4,945	$89,999
Gladstone Commercial Corp.	5,198	96,735
Government Properties Income Trust	8,160	186,456
Gramercy Property Trust, Inc.	5,962	167,353
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,420	80,798
Hatteras Financial Corp.	13,631	247,539
Healthcare Realty Trust, Inc.	14,365	399,060
Healthcare Trust of America, Inc., Class A	17,919	499,223
Hersha Hospitality Trust	30,134	194,967
Highwoods Properties, Inc.	13,243	606,265
Home Properties, Inc.	8,525	590,697
Hospitality Properties Trust	22,405	739,141
Hudson Pacific Properties, Inc.	9,641	319,985
Independence Realty Trust, Inc.	7,288	69,163
InfraREIT, Inc.	3,194	91,316
Inland Real Estate Corp.	13,981	149,457
Invesco Mortgage Capital, Inc.	17,793	276,325
Investors Real Estate Trust	18,496	138,720
iStar Financial, Inc. (a)	11,282	146,666
Kilroy Realty Corp.	12,656	964,008
Kite Realty Group Trust	12,137	341,899
LaSalle Hotel Properties	15,451	600,426
Lexington Realty Trust	29,464	289,631
Liberty Property Trust	21,892	781,544
LTC Properties, Inc.	5,603	257,738
Mack-Cali Realty Corp.	12,852	247,787
Medical Properties Trust, Inc.	29,782	438,987
MFA Financial, Inc.	52,191	410,221
Mid-America Apartment Communities, Inc.	11,039	852,984
Monmouth Real Estate Investment Corp., Class A	9,962	110,678
Monogram Residential Trust, Inc.	23,867	222,440
National Health Investors, Inc.	4,453	316,208
National Retail Properties, Inc.	18,515	758,560
New Residential Investment Corp.	20,451	307,379
New Senior Investment Group, Inc.	9,524	158,384
New York Mortgage Trust, Inc.	18,994	147,393
New York REIT, Inc.	24,354	255,230
Newcastle Investment Corp.	9,524	46,191
NorthStar Realty Finance Corp.	37,163	673,394
Omega Healthcare Investors, Inc.	20,164	818,053
One Liberty Properties, Inc.	3,179	77,631
Paramount Group, Inc.	21,447	413,927
Parkway Properties, Inc.	11,089	192,394
Pebblebrook Hotel Trust	9,764	454,709
Pennsylvania Real Estate Investment Trust	10,676	248,003
PennyMac Mortgage Investment Trust (c)	10,450	222,481

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	21

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Physicians Realty Trust	9,578	$168,669
Piedmont Office Realty Trust, Inc., Class A	21,915	407,838
Post Properties, Inc.	8,052	458,400
Potlatch Corp.	6,073	243,163
PS Business Parks, Inc.	2,968	246,463
QTS Realty Trust, Inc., Class A	3,182	115,857
RAIT Financial Trust	9,876	67,749
Ramco-Gershenson Properties Trust	11,192	208,171
Rayonier, Inc.	18,813	507,198
Realty Income Corp.	32,933	1,699,343
Redwood Trust, Inc.	12,734	227,557
Regency Centers Corp.	13,766	936,639
Resource Capital Corp.	24,290	110,277
Retail Opportunity Investments Corp.	13,711	250,911
Retail Properties of America, Inc., Class A	33,268	533,286
Rexford Industrial Realty, Inc.	8,906	140,804
RLJ Lodging Trust	17,926	561,263
Rouse Properties, Inc.	5,638	106,896
Sabra Health Care REIT, Inc.	7,937	263,112
Saul Centers, Inc.	1,932	110,510
Select Income REIT	5,533	138,270
Senior Housing Properties Trust	34,159	757,988
Silver Bay Realty Trust Corp.	6,204	100,257
Sovran Self Storage, Inc.	4,831	453,824
Spirit Realty Capital, Inc.	56,368	680,925
STAG Industrial, Inc.	9,468	222,687
Starwood Property Trust, Inc.	32,584	791,791
Starwood Waypoint Residential Trust	6,388	165,130
STORE Capital Corp.	4,204	98,163
Strategic Hotels & Resorts, Inc. (a)	37,440	465,379
Summit Hotel Properties, Inc.	12,562	176,747
Sun Communities, Inc.	7,269	484,988
Sunstone Hotel Investors, Inc.	28,174	469,661
Supertel Hospitality, Inc. (a)	985	1,655
Tanger Factory Outlet Centers	14,142	497,374
Taubman Centers, Inc.	9,446	728,570
Terreno Realty Corp.	6,723	153,284
Two Harbors Investment Corp.	53,672	569,997
UDR, Inc.	37,716	1,283,475
UMH Properties, Inc.	6,889	69,372
United Development Funding IV (b)	4,691	82,186
Universal Health Realty Income Trust	1,725	97,031
Urban Edge Properties	12,647	299,734
Urstadt Biddle Properties, Inc., Class A	3,630	83,708
Walter Investment Management Corp. (a)(b)	5,793	93,557
Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Washington Real Estate Investment Trust	9,975	$275,609
Weingarten Realty Investors	16,823	605,292
Western Asset Mortgage Capital Corp. (b)	6,076	91,626
WP Carey, Inc.	14,023	953,564
WP Glimcher, Inc.	28,031	466,156
Xenia Hotels & Resorts, Inc.	10,257	233,347

		61,837,271

Software & Computer Services — 6.3%
ACI Worldwide, Inc. (a)	17,414	377,187
Actua Corp. (a)	6,343	98,253
Advent Software, Inc.	6,440	284,068
Allscripts Healthcare Solutions, Inc. (a)	24,263	290,186
American Software, Inc., Class A	5,062	51,734
Angie's List, Inc. (a)	7,923	46,508
ANSYS, Inc. (a)	13,168	1,161,286
AOL, Inc. (a)	11,673	462,368
Arista Networks, Inc. (a)	749	52,827
Aspen Technology, Inc. (a)	12,975	499,408
Athenahealth, Inc. (a)	5,631	672,285
Authentidate Holding Corp. (a)	13,517	4,454
Barracuda Networks, Inc. (a)	1,049	40,355
Blackbaud, Inc.	6,868	325,406
Blucora, Inc. (a)	6,758	92,314
Bottomline Technologies, Inc. (a)	6,036	165,205
Brightcove, Inc. (a)	2,354	17,255
BroadSoft, Inc. (a)	4,650	155,589
CACI International, Inc., Class A (a)	3,395	305,278
Cadence Design Systems, Inc. (a)	43,119	795,114
Calix, Inc. (a)	6,241	52,362
Callidus Software, Inc. (a)	7,727	97,978
CDW Corp.	17,339	645,704
ChannelAdvisor Corp. (a)	2,829	27,413
CIBER, Inc. (a)	11,476	47,281
Cogent Communications Group, Inc.	6,813	240,703
CommVault Systems, Inc. (a)	6,399	279,636
Computer Programs & Systems, Inc.	1,810	98,211
Computer Task Group, Inc.	2,432	17,778
Comverse, Inc. (a)	3,640	71,708
Cornerstone OnDemand, Inc. (a)	7,517	217,166
Covisint Corp. (a)	4,614	9,366
CSG Systems International, Inc.	5,270	160,155
Cvent, Inc. (a)	2,021	56,669
Datalink Corp. (a)	3,557	42,826
DealerTrack Holdings, Inc. (a)	6,632	255,465
Demandware, Inc. (a)	4,556	277,460
DeVry Education Group, Inc.	8,225	274,386
Digimarc Corp.	1,549	34,001

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	22

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software & Computer Services (continued)
DST Systems, Inc.	4,273	$473,064
Ebix, Inc. (b)	4,986	151,475
Ellie Mae, Inc. (a)	4,072	225,222
Endurance International Group Holdings, Inc. (a)	8,529	162,563
Envestnet, Inc. (a)	4,798	269,072
EPAM Systems, Inc. (a)	3,471	212,738
EPIQ Systems, Inc.	4,838	86,745
Evolving Systems, Inc.	2,275	19,815
Fair Isaac Corp.	4,552	403,853
FalconStor Software, Inc. (a)	16,584	25,705
FireEye, Inc. (a)	5,004	196,407
Forrester Research, Inc.	1,834	67,455
Fortinet, Inc. (a)	20,649	721,683
Gartner, Inc. (a)	12,925	1,083,761
Gigamon, Inc. (a)	2,926	62,148
Gogo, Inc. (a)(b)	7,218	137,575
GSE Systems, Inc. (a)	1,794	2,691
Guidance Software, Inc. (a)	4,351	23,539
Guidewire Software, Inc. (a)	10,363	545,197
The Hackett Group, Inc.	5,104	45,630
IAC/InterActiveCorp	11,345	765,447
iGATE Corp. (a)	4,787	204,213
Immersion Corp. (a)	5,072	46,561
IMS Health Holdings, Inc. (a)	9,802	265,340
Infoblox, Inc. (a)	7,904	188,669
Informatica Corp. (a)	16,104	706,241
Innodata, Inc. (a)	5,402	14,261
Interactive Intelligence Group, Inc. (a)	2,629	108,262
Internap Network Services Corp. (a)	9,928	101,563
Internet Patents Corp. (a)	1,044	2,788
IntraLinks Holdings, Inc. (a)	6,886	71,201
j2 Global, Inc.	6,861	450,631
The KEYW Holding Corp. (a)(b)	4,780	39,339
Leidos Holdings, Inc.	9,070	380,577
Limelight Networks, Inc. (a)	14,112	51,227
LivePerson, Inc. (a)	8,346	85,421
LogMeIn, Inc. (a)	3,729	208,787
Looksmart Ltd. (a)	3,019	1,811
Manhattan Associates, Inc. (a)	11,164	565,010
Marketo, Inc. (a)	3,733	95,639
Mastech Holdings, Inc. (a)	1,020	9,282
Mavenir Systems, Inc. (a)	1,032	18,308
MedAssets, Inc. (a)	9,470	178,225
Medidata Solutions, Inc. (a)	8,016	393,105
Mentor Graphics Corp.	14,013	336,732
Merge Healthcare, Inc. (a)	14,369	64,229
MicroStrategy, Inc., Class A (a)	1,382	233,821
Monotype Imaging Holdings, Inc.	5,834	190,422
Netscout Systems, Inc. (a)	5,584	244,858
NetSuite, Inc. (a)	5,208	483,094
Common Stocks	Shares	Value

Software & Computer Services (continued)
NIC, Inc.	9,365	$165,480
Nuance Communications, Inc. (a)	37,514	538,326
Palo Alto Networks, Inc. (a)	9,764	1,426,325
PC-Tel, Inc.	3,495	27,960
PDF Solutions, Inc. (a)	4,645	83,238
Pegasystems, Inc.	5,608	121,974
Perficient, Inc. (a)	5,910	122,278
Premier, Inc., Class A (a)	4,858	182,564
Premiere Global Services, Inc. (a)	6,927	66,222
Progress Software Corp. (a)	7,757	210,758
Proofpoint, Inc. (a)	5,140	304,391
PROS Holdings, Inc. (a)	4,092	101,113
PTC, Inc. (a)	17,279	624,981
QAD, Inc., Class A	1,149	27,806
QAD, Inc., Class B	1,021	20,420
QLIK Technologies, Inc. (a)	13,596	423,244
Quality Systems, Inc.	7,462	119,243
Qualys, Inc. (a)	3,043	141,439
Rackspace Hosting, Inc. (a)	17,135	883,995
RealPage, Inc. (a)	8,141	163,960
Rightside Group Ltd. (a)	1,909	19,376
RigNet, Inc. (a)	2,204	63,012
RingCentral, Inc., Class A (a)	3,039	46,588
Rocket Fuel, Inc. (a)(b)	2,370	21,804
Rosetta Stone, Inc. (a)	3,184	24,230
Rovi Corp. (a)	14,183	258,272
Science Applications International Corp.	5,931	304,557
SciQuest, Inc. (a)	4,688	79,368
Selectica, Inc. (a)	2,985	19,403
ServiceNow, Inc. (a)	19,289	1,519,587
Shutterstock, Inc. (a)	1,934	132,808
Silver Spring Networks, Inc. (a)	3,753	33,552
Smith Micro Software, Inc. (a)	7,292	9,334
SoftBrands, Inc. (a)	114	—
SolarWinds, Inc. (a)	9,809	502,613
Solera Holdings, Inc.	10,149	524,297
Splunk, Inc. (a)	17,728	1,049,498
SPS Commerce, Inc. (a)	2,710	181,841
SS&C Technologies Holdings, Inc.	9,629	599,887
Support.com, Inc. (a)	13,215	20,615
Synchronoss Technologies, Inc. (a)	4,820	228,757
Synopsys, Inc. (a)	22,844	1,058,134
Syntel, Inc. (a)	4,578	236,820
Tableau Software, Inc., Class A (a)	5,580	516,262
Tangoe, Inc. (a)	6,350	87,630
TeleCommunication Systems, Inc., Class A (a)	11,480	43,968
TeleNav, Inc. (a)	4,941	39,133
Textura Corp. (a)	2,287	62,161
Twitter, Inc. (a)	74,504	3,731,160
Tyler Technologies, Inc. (a)	4,901	590,718

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	23

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software & Computer Services (concluded)
The Ultimate Software Group, Inc. (a)	4,195	$712,961
Unisys Corp. (a)	7,423	172,288
United Online, Inc. (a)	3,255	51,852
Unwired Planet, Inc. (a)	11,796	6,745
Vantiv, Inc., Class A (a)	21,651	816,243
VASCO Data Security International, Inc. (a)(b)	4,683	100,872
Vectrus, Inc. (a)	1,503	38,311
Veeva Systems, Inc., Class A (a)	4,677	119,404
Verint Systems, Inc. (a)	8,298	513,895
VirnetX Holding Corp. (a)(b)	6,877	41,881
Virtusa Corp. (a)	4,107	169,948
VMware, Inc., Class A (a)	12,568	1,030,702
Voltari Corp. (a)	1,272	1,285
Web.com Group, Inc. (a)	7,721	146,313
Workday, Inc., Class A (a)	13,662	1,153,209
Zendesk, Inc. (a)	968	21,964
Zix Corp. (a)	11,716	46,044
zulily, Inc., Class A (a)	2,373	30,825
Zynga, Inc., Class A (a)	98,632	281,101

		43,441,695

Support Services — 4.8%
ABM Industries, Inc.	7,020	223,657
Acacia Research Corp.	8,239	88,157
The Advisory Board Co. (a)	6,226	331,721
AM Castle & Co. (a)(b)	3,004	10,965
Amdocs Ltd.	22,795	1,240,048
AMN Healthcare Services, Inc. (a)	7,283	168,019
Applied Industrial Technologies, Inc.	5,953	269,909
ARC Document Solutions, Inc. (a)	6,901	63,696
Barnes Group, Inc.	6,708	271,607
Barrett Business Services, Inc.	1,189	50,937
Bazaarvoice, Inc. (a)	7,247	40,946
Black Box Corp.	2,395	50,127
Booz Allen Hamilton Holding Corp.	14,180	410,369
The Brink's Co.	6,746	186,392
Broadridge Financial Solutions, Inc.	17,372	955,634
Cardtronics, Inc. (a)	6,774	254,702
Cartesian, Inc. (a)	2,116	7,448
Casella Waste Systems, Inc. (a)	9,636	52,998
Cass Information Systems, Inc.	1,314	73,768
CBIZ, Inc. (a)	6,146	57,342
CDI Corp.	1,891	26,569
Cenveo, Inc. (a)	14,736	31,535
Clean Harbors, Inc. (a)	7,780	441,748
Comfort Systems USA, Inc.	5,684	119,591
Convergys Corp.	14,319	327,476
CoreLogic, Inc. (a)	13,053	460,379
The Corporate Executive Board Co.	5,083	405,928
Common Stocks	Shares	Value

Support Services (continued)
Corrections Corp. of America	17,205	$692,673
CoStar Group, Inc. (a)	4,767	943,056
CRA International, Inc. (a)	1,964	61,120
Crawford & Co., Class B	3,747	32,374
Cross Country Healthcare, Inc. (a)	5,567	66,025
Deluxe Corp.	7,145	495,006
Dice Holdings, Inc. (a)	6,055	54,011
DigitalGlobe, Inc. (a)	10,483	357,156
DXP Enterprises, Inc. (a)	1,677	73,939
Ennis, Inc.	3,906	55,153
Euronet Worldwide, Inc. (a)	7,261	426,584
EVERTEC, Inc.	11,013	240,744
ExamWorks Group, Inc. (a)	5,411	225,206
ExlService Holdings, Inc. (a)	4,795	178,374
The ExOne Co. (a)(b)	1,264	17,254
Exponent, Inc.	2,015	179,133
FleetCor Technologies, Inc. (a)	10,970	1,655,592
Franklin Covey Co. (a)	2,677	51,559
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	5,990	224,385
Furmanite Corp. (a)	6,832	53,904
G&K Services, Inc., Class A	2,859	207,363
Genpact Ltd. (a)	22,787	529,798
Global Cash Access Holdings, Inc. (a)	10,402	79,263
Global Payments, Inc.	9,824	900,664
Global Power Equipment Group, Inc.	2,352	31,046
GP Strategies Corp. (a)	2,548	94,276
HD Supply Holdings, Inc. (a)	22,128	689,398
Heartland Payment Systems, Inc.	5,291	247,883
Heidrick & Struggles International, Inc.	2,179	53,560
Heritage-Crystal Clean, Inc. (a)	1,910	22,347
Higher One Holdings, Inc. (a)	7,183	17,383
Hudson Global, Inc. (a)	7,486	20,437
Huron Consulting Group, Inc. (a)	3,528	233,377
ICF International, Inc. (a)	3,065	125,205
Imperva, Inc. (a)	2,965	126,605
InnerWorkings, Inc. (a)	7,279	48,915
Insperity, Inc.	3,118	163,040
Jack Henry & Associates, Inc.	11,888	830,852
Kaman Corp.	3,831	162,549
Kelly Services, Inc., Class A	3,722	64,912
Kforce, Inc.	4,578	102,135
Korn/Ferry International	7,608	250,075
LifeLock, Inc. (a)	11,210	158,173
LinkedIn Corp. (a)	15,301	3,823,108
Lionbridge Technologies, Inc. (a)	10,173	58,190
Manpowergroup, Inc.	11,461	987,365
MAXIMUS, Inc.	9,734	649,842
McGrath RentCorp	3,369	110,874
Mistras Group, Inc. (a)	3,074	59,205

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	24

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Support Services (concluded)
Mobile Mini, Inc.	6,204	$264,539
ModusLink Global Solutions, Inc. (a)	9,568	36,837
Monster Worldwide, Inc. (a)	14,709	93,255
MSC Industrial Direct Co., Inc., Class A	7,104	512,909
Navigant Consulting, Inc. (a)	7,309	94,725
NeuStar, Inc., Class A (a)(b)	8,174	201,244
Odyssey Marine Exploration, Inc. (a)(b)	20,285	14,199
On Assignment, Inc. (a)	7,252	278,259
Park-Ohio Holdings Corp.	1,503	79,163
Perma-Fix Environmental Services (a)	1,887	7,284
Power Solutions International, Inc. (a)	377	24,237
PowerSecure International, Inc. (a)	3,462	45,560
PRGX Global, Inc. (a)	6,115	24,582
Quad/Graphics, Inc.	3,688	84,750
Quest Resource Holding Corp. (a)(b)	6,457	8,136
Rentrak Corp. (a)	1,899	105,508
Resources Connection, Inc.	5,694	99,645
RPX Corp. (a)	6,187	89,031
RR Donnelley & Sons Co.	29,552	567,103
Schnitzer Steel Industries, Inc., Class A	3,674	58,270
ServiceSource International, Inc. (a)	10,518	32,606
Sharps Compliance Corp. (a)	5,668	35,992
StarTek, Inc. (a)	3,340	24,883
Sykes Enterprises, Inc. (a)	5,857	145,546
Team, Inc. (a)	3,018	117,642
TeleTech Holdings, Inc.	2,778	70,700
Tetra Tech, Inc.	9,087	218,270
Towers Watson & Co., Class A	10,089	1,333,614
TriNet Group, Inc. (a)	4,046	142,541
TrueBlue, Inc. (a)	6,199	150,946
U.S. Ecology, Inc.	3,122	156,006
UniFirst Corp.	2,188	257,506
United Stationers, Inc.	5,522	226,347
Universal Technical Institute, Inc.	3,377	32,419
Verisk Analytics, Inc., Class A (a)	21,727	1,551,308
Viad Corp.	3,107	86,437
WageWorks, Inc. (a)	4,832	257,691
Waste Connections, Inc.	18,071	869,938
WEX, Inc. (a)	5,639	605,403

		32,557,787

Technology Hardware & Equipment — 4.4%
3D Systems Corp. (a)(b)	15,289	419,224
ADTRAN, Inc.	8,221	153,486
Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Advanced Energy Industries, Inc. (a)	5,935	$152,292
Advanced Micro Devices, Inc. (a)	94,030	252,000
Agilysys, Inc. (a)	3,119	30,691
Alliance Fiber Optic Products, Inc.	2,653	46,215
Amkor Technology, Inc. (a)	16,514	145,901
Amtech Systems, Inc. (a)	2,148	24,015
ANADIGICS, Inc. (a)	19,442	26,441
Applied Micro Circuits Corp. (a)	11,676	59,548
ARRIS Group, Inc. (a)	18,325	529,501
Aruba Networks, Inc. (a)	16,365	400,779
Atmel Corp.	61,072	502,623
Axcelis Technologies, Inc. (a)	19,244	45,801
Brocade Communications Systems, Inc.	63,008	747,590
Brooks Automation, Inc.	9,688	112,671
Cabot Microelectronics Corp. (a)	3,440	171,897
CalAmp Corp. (a)	5,523	89,417
Cavium, Inc. (a)	8,042	569,534
Ceva, Inc. (a)	3,718	79,268
Ciena Corp. (a)	16,392	316,529
Cirrus Logic, Inc. (a)	9,173	305,094
Clearfield, Inc. (a)	2,370	35,123
Cohu, Inc.	3,077	33,662
CommScope Holding Co., Inc. (a)	14,867	424,304
Comtech Telecommunications Corp.	2,512	72,722
Concurrent Computer Corp.	3,805	24,086
Cray, Inc. (a)	6,241	175,247
Cree, Inc. (a)	16,280	577,777
Cypress Semiconductor Corp. (a)	46,164	651,374
Dataram Corp. (a)	893	1,956
Diebold, Inc.	9,578	339,636
Digi International, Inc. (a)	4,719	47,096
Diodes, Inc. (a)	5,275	150,654
Dot Hill Systems Corp. (a)	11,411	60,478
DSP Group, Inc. (a)	3,838	45,979
Dycom Industries, Inc. (a)	5,349	261,245
EchoStar Corp., Class A (a)	6,098	315,389
Electronics for Imaging, Inc. (a)	6,964	290,747
Emcore Corp. (a)	6,726	36,589
Emulex Corp. (a)	12,505	99,665
Entegris, Inc. (a)	20,561	281,480
Entropic Communications, Inc. (a)	15,197	44,983
ePlus, Inc. (a)	862	74,934
Exar Corp. (a)	7,831	78,702
Extreme Networks, Inc. (a)	15,559	49,166
Fairchild Semiconductor International, Inc. (a)	17,501	318,168
Finisar Corp. (a)	14,897	317,902
FormFactor, Inc. (a)	8,934	79,245
Freescale Semiconductor Ltd. (a)	14,909	607,691
GSI Technology, Inc. (a)	4,254	25,099

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	25

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Harmonic, Inc. (a)	14,595	$108,149
Hutchinson Technology, Inc. (a)	7,941	21,202
ID Systems, Inc. (a)	3,541	22,556
Identiv, Inc. (a)	1,928	16,542
Ikanos Communications, Inc. (a)	1,591	4,471
Infinera Corp. (a)	18,795	369,698
Ingram Micro, Inc., Class A (a)	22,616	568,114
Inphi Corp. (a)	3,982	70,999
Insight Enterprises, Inc. (a)	5,928	169,067
Integrated Device Technology, Inc. (a)	20,792	416,256
Integrated Silicon Solution, Inc.	4,637	82,956
InterDigital, Inc.	5,542	281,201
Intersil Corp., Class A	18,669	267,340
Intra-Cellular Therapies, Inc. (a)	4,074	97,287
InvenSense, Inc. (a)(b)	10,110	153,773
Ixia (a)	9,113	110,541
IXYS Corp.	3,911	48,184
JDS Uniphase Corp. (a)	34,310	450,147
Kopin Corp. (a)	11,813	41,582
Kulicke & Soffa Industries, Inc. (a)	11,109	173,634
KVH Industries, Inc. (a)	2,945	44,528
Lantronix, Inc. (a)	9,095	16,462
Lattice Semiconductor Corp. (a)	18,197	115,369
Lexmark International, Inc., Class A	8,961	379,409
Loral Space & Communications, Inc. (a)	2,066	141,397
LRAD Corp. (a)	8,678	20,393
Marvell Technology Group Ltd.	59,855	879,868
Mattson Technology, Inc. (a)	14,564	57,382
Maxim Integrated Products, Inc.	40,797	1,420,144
MaxLinear, Inc., Class A (a)	5,193	42,219
Mercury Systems, Inc. (a)	5,539	86,131
Micrel, Inc.	6,402	96,542
Microsemi Corp. (a)	14,005	495,777
MKS Instruments, Inc.	7,933	268,215
Monolithic Power Systems, Inc.	5,208	274,201
MoSys, Inc. (a)	11,339	23,812
Nanometrics, Inc. (a)	4,363	73,386
NCR Corp. (a)	24,741	730,107
NETGEAR, Inc. (a)	5,276	173,475
Nimble Storage, Inc. (a)(b)	2,646	59,032
Oclaro, Inc. (a)	19,536	38,681
OmniVision Technologies, Inc. (a)	8,160	215,179
ON Semiconductor Corp. (a)	63,792	772,521
Optical Cable Corp.	1,750	6,877
PAR Technology Corp. (a)	3,858	16,165
Parkervision, Inc. (a)	17,069	14,167
PC Connection, Inc.	2,523	65,825
Pendrell Corp. (a)	24,359	31,667
Pericom Semiconductor Corp.	3,697	57,193
Photronics, Inc. (a)	9,259	78,701
Pixelworks, Inc. (a)	3,290	16,516
Common Stocks	Shares	Value

Technology Hardware & Equipment (concluded)
Plantronics, Inc.	6,288	$332,950
PMC - Sierra, Inc. (a)	29,785	276,405
Polycom, Inc. (a)	20,720	277,648
Power Integrations, Inc.	4,285	223,163
Procera Networks, Inc. (a)	4,723	44,349
QLogic Corp. (a)	13,193	194,465
Qorvo, Inc. (a)	21,155	1,686,053
Quantum Corp. (a)	45,364	72,582
QuickLogic Corp. (a)	9,826	18,964
Qumu Corp. (a)	2,149	28,797
Rambus, Inc. (a)	17,314	217,724
Riverbed Technology, Inc. (a)	22,974	480,386
Ruckus Wireless, Inc. (a)	7,115	91,570
Rudolph Technologies, Inc. (a)	5,897	64,985
ScanSource, Inc. (a)	4,292	174,470
Seachange International, Inc. (a)	5,030	39,485
Semtech Corp. (a)	10,162	270,766
ShoreTel, Inc. (a)	10,755	73,349
Sigma Designs, Inc. (a)	6,824	54,797
Silicon Graphics International Corp. (a)	5,817	50,550
Silicon Laboratories, Inc. (a)	5,876	298,324
Sonic Foundry, Inc. (a)	2,214	21,432
Sonus Networks, Inc. (a)	8,411	66,279
SunEdison Semiconductor, Ltd. (a)	3,186	82,262
SunEdison, Inc. (a)	37,043	889,032
Super Micro Computer, Inc. (a)	5,222	173,423
Synaptics, Inc. (a)	5,441	442,380
SYNNEX Corp.	3,972	306,837
Systemax, Inc. (a)	1,844	22,534
Tech Data Corp. (a)	5,477	316,406
Teradyne, Inc.	31,738	598,261
Tessera Technologies, Inc.	6,781	273,139
Transact Technologies, Inc.	2,692	15,910
Ubiquiti Networks, Inc.	3,318	98,047
Ultra Clean Holdings, Inc. (a)	5,086	36,365
Ultratech, Inc. (a)	4,365	75,689
VeriFone Systems, Inc. (a)	16,801	586,187
ViaSat, Inc. (a)	6,472	385,796
Violin Memory, Inc. (a)	9,827	37,048
Vitesse Semiconductor Corp. (a)	12,786	67,894
VOXX International Corp. (a)	4,073	37,309
West Corp.	3,886	131,075
Xcerra Corp. (a)	8,384	74,534

		30,596,277

Tobacco — 0.1%
Alliance One International, Inc. (a)	13,572	14,929
Rock Creek Pharmaceuticals, Inc. (a)(b)	26,933	2,747
Schweitzer-Mauduit International, Inc.	4,593	211,829
Universal Corp.	3,104	146,385

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	26

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Tobacco (concluded)
Vector Group Ltd.	10,823	$237,781

		613,671

Travel & Leisure — 5.1%
Alaska Air Group, Inc.	18,963	1,254,971
Allegiant Travel Co.	1,958	376,504
Ambassadors Group, Inc. (a)	4,485	11,347
AMC Entertainment Holdings, Inc., Class A	2,835	100,614
ARAMARK	21,841	690,831
Avis Budget Group, Inc. (a)	15,343	905,467
Belmond Ltd., Class A (a)	13,554	166,443
Biglari Holdings, Inc. (a)	296	122,574
BJ's Restaurants, Inc. (a)	3,359	169,462
Bloomin' Brands, Inc.	18,509	450,324
Bob Evans Farms, Inc.	3,677	170,098
Boyd Gaming Corp. (a)	12,757	181,149
Bravo Brio Restaurant Group, Inc. (a)	3,909	57,423
Brinker International, Inc.	9,551	587,960
Buffalo Wild Wings, Inc. (a)	2,824	511,822
Caesars Entertainment Corp. (a)(b)	5,380	56,651
Carmike Cinemas, Inc. (a)	3,932	132,115
Carrols Restaurant Group, Inc. (a)	7,191	59,613
Century Casinos, Inc. (a)	8,083	44,052
The Cheesecake Factory, Inc.	6,527	321,977
Choice Hotels International, Inc.	5,061	324,258
Churchill Downs, Inc.	1,778	204,417
Chuy's Holdings, Inc. (a)	1,727	38,909
Cinemark Holdings, Inc.	15,285	688,895
ClubCorp Holdings, Inc.	4,059	78,582
Cracker Barrel Old Country Store, Inc.	3,496	531,881
Del Frisco's Restaurant Group, Inc. (a)	3,799	76,550
Denny's Corp. (a)	14,009	159,703
Diamond Resorts International, Inc. (a)	7,254	242,501
DineEquity, Inc.	2,576	275,658
Domino's Pizza, Inc.	8,211	825,616
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	8,092
Dover Motorsports, Inc.	1,592	3,773
Dunkin' Brands Group, Inc.	14,486	688,954
El Pollo Loco Holdings, Inc. (a)(b)	2,264	57,981
Eldorado Resorts, Inc. (a)	4,992	25,110
Empire Resorts, Inc. (a)(b)	4,138	19,035
Entertainment Gaming Asia, Inc. (a)	791	1,440
Extended Stay America, Inc.	8,087	157,939
Famous Dave's Of America, Inc. (a)(b)	1,498	42,693
Fiesta Restaurant Group, Inc. (a)	4,111	250,771

Common Stocks	Shares	Value

Travel & Leisure (continued)
Full House Resorts, Inc. (a)	9,026	$13,629
Gaming Partners International Corp. (a)	1,026	11,040
Hawaiian Holdings, Inc. (a)	7,966	175,451
Hertz Global Holdings, Inc. (a)	65,307	1,415,856
Hilton Worldwide Holdings, Inc. (a)	60,047	1,778,592
HomeAway, Inc. (a)	12,862	388,047
Hyatt Hotels Corp., Class A (a)	7,986	472,931
International Game Technology	36,301	632,000
International Speedway Corp., Class A	3,616	117,918
Interval Leisure Group, Inc.	5,963	156,290
Isle of Capri Casinos, Inc. (a)	3,638	51,114
Jack in the Box, Inc.	5,737	550,293
Jamba, Inc. (a)	3,475	51,117
JetBlue Airways Corp. (a)	37,660	724,955
Krispy Kreme Doughnuts, Inc. (a)	9,909	198,081
La Quinta Holdings, Inc. (a)	9,711	229,957
Las Vegas Sands Corp.	53,315	2,934,458
Life Time Fitness, Inc. (a)	5,360	380,346
Luby's, Inc. (a)	5,639	29,266
The Madison Square Garden Co., Class A (a)	8,890	752,539
The Marcus Corp.	3,392	72,216
Marriott Vacations Worldwide Corp.	4,043	327,685
MGM Resorts International (a)	50,649	1,065,148
Monarch Casino & Resort, Inc. (a)	2,366	45,285
Morgans Hotel Group Co. (a)	6,164	47,771
Noodles & Co. (a)(b)	561	9,784
Norwegian Cruise Line Holdings Ltd. (a)	14,546	785,629
Orbitz Worldwide, Inc. (a)	11,488	133,950
Panera Bread Co., Class A (a)	3,805	608,781
Papa John's International, Inc.	4,602	284,450
Penn National Gaming, Inc. (a)	10,530	164,900
Pinnacle Entertainment, Inc. (a)	8,495	306,585
Popeyes Louisiana Kitchen, Inc. (a)	3,692	220,855
Premier Exhibitions, Inc. (a)	849	3,107
RCI Hospitality Holdings, Inc. (a)	2,654	27,628
Reading International, Inc., Class A (a)	4,407	59,274
Red Lion Hotels Corp. (a)	7,412	49,438
Red Robin Gourmet Burgers, Inc. (a)	2,150	187,050
Regal Entertainment Group, Class A	12,421	283,696
Republic Airways Holdings, Inc. (a)	7,388	101,585
Ruby Tuesday, Inc. (a)	10,132	60,893
Ruth's Hospitality Group, Inc.	6,029	95,741
Ryman Hospitality Properties	7,406	451,099
Sabre Corp.	10,351	251,529
Scientific Games Corp., Class A (a)	7,878	82,483
SeaWorld Entertainment, Inc.	9,734	187,672

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	27

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

Travel & Leisure (concluded)
Six Flags Entertainment Corp.		13,122	$635,236
SkyWest, Inc.		6,187	90,392
Sonic Corp.		8,050	255,185
Speedway Motorsports, Inc.		1,363	31,008
Spirit Airlines, Inc. (a)		10,621	821,641
Steiner Leisure Ltd. (a)		2,066	97,928
Texas Roadhouse, Inc.		8,954	326,194
Town Sports International Holdings, Inc.		5,154	35,099
Travelport Worldwide, Ltd. (b)		4,400	73,480
Travelzoo, Inc. (a)		2,100	20,244
United Continental Holdings, Inc. (a)		55,869	3,757,190
Vail Resorts, Inc.		5,243	542,231
Virgin America, Inc. (a)		1,930	58,672
The Wendy's Co.		39,687	432,588
World Wrestling Entertainment, Inc.		4,661	65,301
Zoe's Kitchen, Inc. (a)		1,699	56,560

			35,351,218

Total Common Stocks — 96.9%			665,882,635

Other Interests (d)		Beneficial Interest (000)	Value

Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA	USD	26	—

Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)		4	—

Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.		4	45

Travel & Leisure — 0.0%
FRD Acquisition Co.		13	—
Total Other Interests — 0.0%			45

Rights	Shares	Value

Technology Hardware & Equipment — 0.0%
Leap Wireless, CVR (a)	8,850	$22,302

Warrants (e)	Shares

Oil & Gas Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrant, Expires 4/15/16, Strike Price $8.50)	2,485	—
Total Long-Term Investments (Cost — $395,060,673) — 96.9%		665,904,982

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 4.80% (c)(f)	19,420,409	19,420,409

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series (c)(f)(g)	$9,721,137	9,721,137
Total Short-Term Securities (Cost — $29,141,546) — 4.2%		29,141,546
Total Investments (Cost — $424,202,219) — 101.1%		695,046,528
Liabilities in Excess of Other Assets — (1.1)%		(7,729,298)

Net Assets — 100.0%		$687,317,230

* As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$426,836,613

Gross unrealized appreciation		$297,581,494
Gross unrealized depreciation		(29,371,579)

Net unrealized appreciation		$268,209,915

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Master Series for purposes of Section 2(a)(3) of the 1940 Act were as follows:

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	28

Schedule of Investments (continued)	Master Extended Market Index Series

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	11,546,804	7,873,605	—	19,420,409	$19,420,409	$2,648
BlackRock Liquidity Series, LLC, Money Market Series	$8,299,209	$1,421,928	—	$9,721,137	$9,721,137	$176,747
PennyMac Mortgage Investment Trust	10,450	—	—	10,450	$222,481	$6,375

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Warrants entitle the Master Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(f)	Represents the current yield as of report date.
(g)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
65	S&P MidCap 400 E-Mini Index	Chicago Mercantile	June 2015	$9,878,700	$209,686
92	Russell 2000 Mini Index	ICE Futures U.S. Indices	June 2015	$11,489,880	270,007
Total					$479,693

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	29

Schedule of Investments (continued)	Master Extended Market Index Series

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument sand is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of March 31, 2015, the following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$11,764,494	—	—	$11,764,494
Alternative Energy	789,561	—	—	789,561
Automobiles & Parts	14,483,396	—	—	14,483,396
Banks	34,452,190	—	—	34,452,190
Beverages	515,524	—	—	515,524
Chemicals	15,855,589	—	—	15,855,589
Construction & Materials	14,760,767	—	—	14,760,767
Electricity	9,736,647	—	—	9,736,647
Electronic & Electrical Equipment	19,803,741	—	—	19,803,741
Financial Services	26,344,745	—	—	26,344,745
Fixed Line Telecommunications	1,126,453	—	—	1,126,453
Food & Drug Retailers	6,269,629	—	—	6,269,629
Food Producers	10,995,638	—	—	10,995,638
Forestry & Paper	1,920,228	—	—	1,920,228
Gas, Water & Multi-Utilities	9,766,362	—	—	9,766,362
General Industrials	9,803,574	—	—	9,803,574
General Retailers	33,662,319	—	—	33,662,319
Health Care Equipment & Services	33,921,126	—	—	33,921,126

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	30

Schedule of Investments (continued)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Household Goods & Home Construction	$12,783,389	—	—	$12,783,389
Industrial Engineering	18,796,908	—	—	18,796,908
Industrial Metals & Mining	4,009,597	$29,599	—	4,039,196
Industrial Transportation	9,965,151	—	—	9,965,151
Leisure Goods	6,612,770	—	—	6,612,770
Life Insurance	2,603,503	—	—	2,603,503
Media	30,477,734	—	—	30,477,734
Mining	2,416,522	—	—	2,416,522
Mobile Telecommunications	4,971,079	—	—	4,971,079
Nonlife Insurance	23,345,761	—	—	23,345,761
Oil & Gas Producers	18,294,875	—	—	18,294,875
Oil Equipment, Services & Distribution	10,732,926	—	—	10,732,926
Personal Goods	7,667,260	—	—	7,667,260
Pharmaceuticals & Biotechnology	45,946,399	—	—	45,946,399
Real Estate Investment & Services	6,859,260	—	—	6,859,260
Real Estate Investment Trusts (REITs)	61,837,271	—	—	61,837,271
Software & Computer Services	43,441,695	—	—	43,441,695
Support Services	32,557,787	—	—	32,557,787
Technology Hardware & Equipment	30,596,277	—	—	30,596,277
Tobacco	613,671	—	—	613,671
Travel & Leisure	35,351,218	—	—	35,351,218
Other Interests:
Technology Hardware & Equipment	—	—	$45	45
Rights:
Technology Hardware & Equipment	—	—	22,302	22,302
Short-Term Securities	19,420,409	9,721,137	—	29,141,546
Total	$685,273,445	$9,750,736	$22,347	$695,046,528

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Other contracts	$479,693	—	—	$479,693

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	31

Schedule of Investments (concluded)	Master Extended Market Index Series

The Master Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$308,908	—	—	$308,908
Cash pledged for financial futures contracts	917,000	—	—	917,000
Liabilities:
Collateral on securities loaned at value	—	$(9,721,137)	—	(9,721,137)
Total	$1,225,908	$(9,721,137)	—	$(8,495,229)

During the period ended March 31, 2015, there were no transfers between levels.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2015	32

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 22, 2015